                                  Legacy III

     As filed with the Securities and Exchange Commission on March 27, 1998
                                                     Registration No.: 333-18419
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                        POST-EFFECTIVE AMENDMENT NO. 1                      [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                               AMENDMENT NO. 14                             [X]

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801

--------------------------------------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (219)455-2000

                             JACK D. HUNTER, ESQ.
                             200 East Berry Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46802

--------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

                                   Copy to:
                               Kimberly J. Smith
                       Sutherland, Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                            Washington, D.C.  20004

                   Title of securities being registered:
 Interests in a separate account under individual flexible premium deferred variable annuity contracts.


It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 1, 1998, pursuant to paragraph (b)
[ ] 60 days afater filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ___________,______ 1998 pursuant to paragraph (a)(1) of Rule 485

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                             CROSS REFERENCE SHEET
                     (PURSUANT TO RULE 495 OF REGULATION C
                       UNDER THE SECURITIES ACT OF 1933)
                    RELATING TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM    CAPTION IN PROSPECTUS (PART A)
--------    ------------------------------
 1.         Cover Page

 2.         Special terms

 3. (a)     Expense Table
    (b)     Synopsis
    (c)     Synopsis
    (d)     Not Applicable

 4. (a)     Condensed Financial Information
    (b)     Investment Results
    (c)     Financial Statements

 5. (a)     Cover Page; The Lincoln National Life Insurance Company
    (b) Variable Annuity Account; Investments of the Variable Annuity Account; Cover Page
    (c) Investments of the Variable Annuity Account; Investment Advisor; Description of the Series
    (d)     Cover Page
    (e)     Voting Rights
    (f)     Not Applicable

 6. (a)     Charges and Other Deductions
    (b)     Charges and Other Deductions
    (c)     Charges and Other Deductions
    (d)     The Contracts - Commissions
    (e)     Charges and Other Deductions
    (f)     Charges and Other Deductions
    (g)     Not Applicable

 7. (a)     The Contracts; Investments of the Variable Annuity Account; Annuity
              Payouts; Voting Rights; Return Privilege
    (b)     Investments of the Variable Annuity Account; The Contracts; Cover
              Page
    (c)     The Contracts
    (d)     The Contracts

              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM    CAPTION IN PROSPECTUS (PART A)
--------    ------------------------------
 8. (a)     Annuity Payouts
    (b)     Annuity Payouts
    (c)     Annuity Payouts
    (d)     Annuity Payouts
    (e)     Annuity Payouts
    (f)     The Contracts; Annuity Payouts

 9. (a)     The Contracts; Annuity Payouts
    (b)     The Contracts; Annuity Payouts

10. (a)     The Contracts; Cover Page; Charges and Other Deductions
    (b)     The Contracts; Investments of the Variable Annuity Account
    (c)     The Contracts
    (d)     Distribution of the Contracts

11. (a)     The Contracts
    (b)     Restrictions Under the Texas Optional Retirement Program
    (c)     The Contracts
    (d)     The Contracts
    (e)     Return Privilege

12. (a)     Federal Tax Status
    (b)     Cover Page; Federal Tax Status
    (c)     Federal Tax Status

13.         Legal Proceedings

14.         Table of Contents to the Statement of Additional
              Information (SAI) for Lincoln National Variable
              Annuity Account H American Legacy III

            CAPTION IN STATEMENT OF ADDITIONAL
N-4 ITEM    INFORMATION (PART B) (continued)
--------    ----------------------------------

15.         Cover Page for Part B

16.         Cover Page for Part B

17. (a)     Not Applicable
    (b)     Not Applicable
    (c)     General Information and History of The Lincoln
              National Life Insurance Company (Lincoln Life)

              CROSS REFERENCE SHEET TO ITEMS REQUIRED BY FORM N-4

            CAPTION IN STATEMENT OF ADDITIONAL
N-4 ITEM    INFORMATION  (PART B)
--------    ----------------------------------
18. (a)     Not Applicable
    (b)     Not Applicable
    (c)     Services
    (d)     Not Applicable
    (e)     Not Applicable
    (f)     Not Applicable

19. (a)     Purchase of Securities Being Offered
    (b)     Purchase of Securities Being Offered

20. (a)     Not Applicable
    (b)     Principal Underwriters
    (c)     Not Applicable
    (d)     Not Applicable

21.         Calculation of Investment Results

22.         Annuity Payouts

23. (a)     Financial Statements -- Lincoln National Variable
              Annuity Account H
    (b)     Financial Statements -- The Lincoln National Life
              Insurance Company

AMERICAN LEGACY III
LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
INDIVIDUAL VARIABLE ANNUITY CONTRACTS

issued by:
Lincoln National Life Insurance Co.
1300 South Clinton Street
Fort Wayne, Indiana 46802

This Prospectus describes the individual flexible premium deferred variable annuity contract (contract or variable annuity contract) issued by The Lincoln National Life Insurance Company (Lincoln Life). It is for use with the follow-ing retirement plans qualified for special tax treatment (qualified plans) un-der the Internal Revenue Code of 1986, as amended (the code):

1. Public school systems and certain tax-exempt organizations [403(b)];

2. Qualified corporate employee pension and profit-sharing trusts and quali-fied annuity plans;

3. Corresponding plans of self-employed individuals (H.R. 10 or Keogh);

4. Individual retirement annuities (IRA);

5. Government deferred compensation plans (457);

6. Simplified employee pension plans (SEP); and

7. SIMPLE 401(k) and SIMPLE IRA plans. Consult your investment dealer as to the availability of this contract for SIMPLE IRA's.

8. Roth IRAs.

Section 403(b) business under number (1.) will normally be accepted only for purchase payments qualifying as 403(b) lump sum transfers or rollovers.

The contract described in this Prospectus is also offered to plans established by persons who are not entitled to participate in one of the previously men-tioned plans (nonqualified contracts). A nonqualified contract can be owned jointly only by spouses.

The contract offers you the accumulation of contract value and payment of pe-riodic annuity benefits. These benefits may be paid on a variable or fixed ba-sis or a combination of both. Annuity benefits start at an annuity commence-ment date which you select. If the contractowner dies before the annuity com-mencement date, the greater of: (1) the contract value; or (2) the enhanced guaranteed minimum death benefit (EGMDB) or, if the EGMDB is not then in ef-fect, the guaranteed minimum death benefit (GMDB), will be paid to the benefi-ciary. (See Death benefit before annuity commencement date.) The EGMDB is not available under contracts used for qualified plans (other than IRAs) or if the contractowner's issue age is 75 or more.

The minimum initial purchase payment for the contract is:

1. $1,500 for a nonqualified plan and a 403(b) transfer/rollover or

2. $300 for a qualified plan.

The minimum payment to the contract is $100 per payment ($25 if transmitted electronically), subject to a $300 annual minimum.

All investments (purchase payments) for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account H (variable annuity ac-count [VAA]). The VAA is a segregated investment account of Lincoln Life, which is the depositor. Based upon your instructions, the VAA invests purchase payments (at net asset value) in Class 2 shares of one or more specified funds of the American Variable Insurance Series (series): Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund, International Fund, Asset Allocation Fund, High-Yield Bond Fund, Bond Fund, U.S. Government/AAA-Rated Securities Fund, and Cash Management Fund. Both the value of a contract before the annuity commencement date and the amounts applied for afterward will depend upon the investment performance of the fund(s) selected. Investments in these funds are neither insured nor guaranteed by the U.S. Gov-ernment or by any other person or entity.

Purchase payments for benefits on a fixed basis will be placed in the fixed side of the contract, which is part of our General Account. However, this Pro-spectus deals only with those elements of the contracts relating to the VAA, except where reference to the fixed side is made.

Special limits apply to withdrawals and transfers from the fixed side of the contract.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus details the information regarding the VAA that you should know before investing. This booklet also includes a current Prospectus of the se-ries. Both should be read carefully before investing and kept for future ref-erence.

A statement of additional information (SAI), dated April 1, 1998, concerning the VAA has been filed with the SEC and is incorporated by this reference into this Prospectus. If you would like a free copy, complete and mail the enclosed card, or call 1-800-942-5500. A table of contents for the SAI appears on the last page of this Prospectus.

This Prospectus is dated April 1, 1998.

TABLE OF CONTENTS

                                             Page
-------------------------------------------------
Special terms                                  3
-------------------------------------------------
Expense tables                                 4
-------------------------------------------------
Synopsis                                       6
-------------------------------------------------
Condensed financial information                8
-------------------------------------------------
Investment results                             8
-------------------------------------------------
Financial statements                           8
-------------------------------------------------
Lincoln National Life Insurance Co.            8
-------------------------------------------------
Fixed side of the contract                     8
-------------------------------------------------
Variable annuity account (VAA)                 9
-------------------------------------------------
Investments of the variable annuity account    9
-------------------------------------------------
Charges and other deductions                  11
-------------------------------------------------
The contracts                                 12
-------------------------------------------------

                                                                    Page
------------------------------------------------------------------------
Annuity payouts                                                      16
------------------------------------------------------------------------
Federal tax status                                                   18
------------------------------------------------------------------------
Voting rights                                                        19
------------------------------------------------------------------------
Distribution of the contracts                                        20
------------------------------------------------------------------------
Return privilege                                                     20
------------------------------------------------------------------------
State regulation                                                     20
------------------------------------------------------------------------
Restrictions under the Texas Optional Retirement Program             20
------------------------------------------------------------------------
Records and reports                                                  20
------------------------------------------------------------------------
Other information                                                    20
------------------------------------------------------------------------
Statement of additional information table of contents for Variable
Annuity Account H American Legacy III                                22
------------------------------------------------------------------------

SPECIAL TERMS

(Throughout this Prospectus, in order to make the following documents more un-derstandable to you, we have italicized the special terms.)

Account or variable annuity account (VAA) -- The segregated investment ac-count, Account H, into which Lincoln Life sets aside and invests the assets for the variable side of contract offered in this Prospectus.

Accumulation unit -- A measure used to calculate contract value for the vari-able side of the contract before the annuity commencement date. See The con-tracts.

Advisor or investment advisor -- Capital Research and Management Co. (CRMC), which provides investment management services to the series. See Investment advisor.

Annuitant -- The person upon whose life the annuity benefit payments made af-ter the annuity commencement date will be based.

Annuity commencement date -- The valuation date when the funds are withdrawn or converted into annuity units or fixed dollar payout for payment of annuity benefits under the annuity payout option selected. For purposes of determining whether an event occurs before or after the annuity commencement date, the an-nuity commencement date is deemed to begin at close of business on the valua-tion date.

Annuity payout option -- An optional form of payout of the annuity available within the contract. See Annuity payouts.

Annuity payout -- An amount paid at regular intervals after the annuity com-mencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit -- A measure used to calculate the amount of annuity payouts af-ter the annuity commencement date. See Annuity payouts.

Beneficiary -- The person whom you designate to receive the death benefit, if any, in case of the contractowner's death.

Cash surrender value -- Upon surrender, the contract value less any applicable charges, fees and taxes.

Code -- The Internal Revenue Code of 1986, as amended.

Contract (variable annuity contract) -- The agreement between you and us pro-viding a variable annuity.

Contractowner (you, your, owner) -- The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is also the annuitant.

Contract value -- At a given time, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit -- The amount payable to your designated beneficiary if the owner dies before the annuity commencement date. See The contracts.

Depositor -- Lincoln National Life Insurance Co.

Enhanced guaranteed minimum death benefit (EGMDB) -- The EGMDB is the greater of: (1) contract value as of the day on which Lincoln Life approves the pay-ment of a death benefit claim; or (2) the highest contract value on any policy anniversary date (including the inception date) from the time the EGMDB takes effect up to and including the contractowner's age 75. The highest contract value so determined is then increased by purchase payments and decreased by partial withdrawals, partial annuitizations, and any premium taxes made, ef-fected or incurred subsequent to the anniversary date on which the highest contract value is obtained.

Flexible premium deferred contract -- An annuity contract with an initial pur-chase payment, allowing additional purchase payments to be made, and with an-nuity payouts beginning at a future date.

Fund -- Any of the underlying investment options available in the series in which your purchase payments are invested.

Guaranteed minimum death benefit (GMDB) -- The GMDB is equal to the sum of all purchase payments minus any withdrawals, partial annuitizations and premium taxes incurred. See Death benefit before the annuity commencement date.

Home office -- The headquarters of Lincoln National Life Insurance Co., lo-cated at 1300 South Clinton Street, Fort Wayne, Indiana 46802.

Lincoln Life (we, us, our) -- Lincoln National Life Insurance Co.

Purchase payments -- Amounts paid into the contract.

Series -- American Variable Insurance Series (series), the funds in which pur-chase payments are invested.

Statement of additional information (SAI) -- A document required by the SEC to be provided upon request to a prospective purchaser of a contract, you. This free document gives more information about Lincoln Life, the VAA and the vari-able annuity contract.

Subaccount or American Legacy III subaccount -- That portion of the VAA that reflects investments in accumulation and annuity units of a class of a partic-ular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Surrender -- A contract right that allows you to terminate your contract and receive your cash surrender value. See The contracts.

Valuation date -- Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valua-tion date) and ending at the close of such trading on the next valuation date.

Withdrawal -- A contract right that allows you to obtain a portion of your cash surrender value.

EXPENSE TABLES

CONTRACTOWNER TRANSACTION EXPENSES:

  The maximum contingent deferred sales charge
  (as a percentage of purchase payments surrendered/withdrawn):  6%

The contingent deferred sales charge percentage is reduced over time. The later a redemption occurs, the lower the contingent deferred sales charge with re-spect tothat surrender or withdrawal. See Contingent deferred sales charges.

(Note: This charge may be waived in certain cases. See Contingent deferred sales charges.)

--------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT H ANNUAL EXPENSES FOR AMERICAN LEGACY III
SUBACCOUNTS*:
(as a percentage of average account value for each subaccount):

                                    For each subaccount* For each subaccount*
                                    with EGMDB           without EGMDB
Mortality and expense risk fees            1.30%                1.15%
Administrative charge                       .10%                 .10%
                                           -----                -----
Total annual expenses for American
 Legacy III subaccounts                    1.40%                1.25%

ANNUAL EXPENSES OF THE FUNDS FOR THE YEAR ENDED NOVEMBER 30, 1997:
(as a percentage of each fund's average net assets):

                          Management     12b-1     Other        Total
                          fees       +   fees  +   expenses =   expenses
------------------------------------------------------------------------
 1. Global Growth         .68%           .25%      .05%          .98%
------------------------------------------------------------------------
 2. Global Small
 Capitalization**         .80            .25       .06          1.11
------------------------------------------------------------------------
 3. Growth                .39            .25       .01           .65
------------------------------------------------------------------------
 4. International         .57            .25       .08           .90
------------------------------------------------------------------------
 5. Growth-Income         .35            .25       .01           .61
------------------------------------------------------------------------
 6. Asset Allocation      .43            .25       .01           .69
------------------------------------------------------------------------
 7. High-Yield Bond       .48            .25       .02           .75
------------------------------------------------------------------------
 8. Bond                  .50            .25       .01           .76
------------------------------------------------------------------------
 9. U.S. Govt./AAA-Rated
 Securities               .49            .25       .02           .76
------------------------------------------------------------------------
10. Cash Management       .45            .25       .01           .71
------------------------------------------------------------------------

*The VAA is divided into separately-named subaccounts, ten of which are available under the contracts. Each subaccount, in turn, invests purchase payments in shares of a class of its respective fund.
**These expenses are estimated for the current fiscal year.

EXAMPLES
(reflecting expenses both of the American Legacy III subaccounts and of the funds)

If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                       1 year     3 years     5 years     10 years
----------------------------------------------------------------------------------
 1. Global Growth                       $84        $124        $157         $271
----------------------------------------------------------------------------------
 2. Global Small Capitalization*         85         128         164          285
----------------------------------------------------------------------------------
 3. Growth                               81         114         140          237
----------------------------------------------------------------------------------
 4. International                        83         122         153          264
----------------------------------------------------------------------------------
 5. Growth-Income                        81         114         140          237
----------------------------------------------------------------------------------
 6. Asset Allocation                     81         115         142          241
----------------------------------------------------------------------------------
 7. High-Yield Bond                      82         117         145          247
----------------------------------------------------------------------------------
 8. Bond                                 82         117         145          248
----------------------------------------------------------------------------------
 9. U.S. Govt./AAA-Rated Securities      82         117         145          248
----------------------------------------------------------------------------------
10. Cash Management                      81         116         143          243
----------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                       1 year     3 years     5 years     10 years
----------------------------------------------------------------------------------
 1. Global Growth                       $24         $74        $127         $271
----------------------------------------------------------------------------------
 2. Global Small Capitalization*         25          78         134          285
----------------------------------------------------------------------------------
 3. Growth                               21          64         110          237
----------------------------------------------------------------------------------
 4. International                        23          72         123          264
----------------------------------------------------------------------------------
 5. Growth-Income                        21          64         110          237
----------------------------------------------------------------------------------
 6. Asset Allocation                     21          65         112          241
----------------------------------------------------------------------------------
 7. High-Yield Bond                      22          67         115          247
----------------------------------------------------------------------------------
 8. Bond                                 22          67         115          248
----------------------------------------------------------------------------------
 9. U.S. Govt./AAA-Rated Securities      22          67         115          248
----------------------------------------------------------------------------------
10. Cash Management                      21          66         113          243
----------------------------------------------------------------------------------

* These expenses are estimated amounts for the current fiscal year.

All of the figures provided under the subheading Annual expenses of the funds and part of the data used to produce the figures in the examples were supplied by the underlying portfolio company (series) through the VAA's principal under-writer, American Funds Distributors, Inc. We have not independently verified this information.

These examples are provided to assist you in understanding the various costs and expenses that you will bear directly or indirectly depending on whether or not the EGMDB is in effect. These examples reflect expenses both of the VAA for the American Legacy III subaccounts and of the underlying funds. These examples reflect expenses assuming that the EGMDB is in effect. If the EGMDB is NOT in effect, these expenses will be lower.

For more complete descriptions of the various costs and expenses involved, see Charges and other deductions in this Prospectus, and Fund Organization and Man-agement in the Prospectus for the series. Premium taxes may also be applicable, although they do not appear in the examples. In addition, we reserve the right to impose a charge on transfers between subaccounts as well as to and from the fixed account, although we do not currently do so. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. These examples are unaudited.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? It is an individual annuity contract issued by Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This Prospectus is intended to provide disclosure only about the variable por-tion of the contract. See The contracts.

WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a segregated asset account established under Indiana insurance law, and registered with the SEC as a unit investment trust. The assets of the VAA are allocated to one or more subaccounts, according to your investment choice. Those assets are not charge-able with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

WHAT ARE MY INVESTMENT CHOICES? Through its various subaccounts, the VAA uses your purchase payments to purchase series shares, at your direction, in one or more of the following investment funds of the series: Global Growth, Global Small Capitalization, Growth, International, Growth-Income, Asset Allocation, High-Yield Bond, Bond, U.S. Government/AAA-Rated Securities, and Cash Manage-ment. In turn, each fund holds a portfolio of securities consistent with its own particular investment policy. See Investments of the variable annuity ac-count and Description of the series.

WHO INVESTS MY MONEY? The investment advisor for the series is CRMC, Los Ange-les, California. CRMC is a long-established investment management organiza-tion, and is registered as an investment advisor with the SEC. See Investments of the variable annuity account and Investment advisor.

HOW DOES THE CONTRACT WORK? Once we approve your application, you will be is-sued your individual annuity contract. During the accumulation period, while you are paying in, your purchase payments will buy accumulation units under the contract. Should you decide to annuitize (that is, change your contract to a payout mode rather than an accumulation mode), your accumulation units will be converted to annuity units. Your periodic annuity payout will be based upon the number of annuity units to which you became entitled at the time you de-cided to annuitize and the value of each unit on the valuation date. See The contracts.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? Should you decide to withdraw contract value before your purchase payments have been in your contract for a certain minimum period, you will incur a contingent deferred sales charge of anywhere from 1% to 6%, depending upon how many full contract years those pay-ments have been in the contract. (Note: This sales charge is not assessed up-on: (1) the first four withdrawals of contract value during a contract year to the extent that the sum of the percentages of the contract value withdrawn by the withdrawals does not exceed 10% (for this purpose, the percentages are based on the contract value at the time of the current withdrawal; also, this 10% withdrawal exception does not apply to a surrender of a contract); (2) au-tomatic withdrawals in total not in excess of 10% of the contract value during a contract year, made by non-trustee contractowners who are at least 59 1/2;
(3) electing an annuity payout option available within this contract; (4) upon the death of the owner; (5) 90 days of continuous confinement of the owner af-ter the contract effective date in an accredited nursing home or equivalent health care facility; (6) the occurrence after the contract effective date of a terminal illness of the owner that results in a life expectancy of less than one year as determined by a qualified professional medical practitioner; (7) where total and permanent disability occurs after the contract effective date and before the contractowner's 65th birthday; or (8) when the surviving spouse assumes ownership of the contract as a result of the death of the original owner (in such case, the CDSC would be waived on the contract value as of the date which the surviving spouse assumed contract ownership); however, this does not apply if the spouses were joint owners.

If your state assesses a premium tax with respect to your contract, then at the time the tax is incurred (or at such other time as we may choose), we will deduct those amounts from purchase payments or contract value, as applicable.

We assess annual charges in the aggregate amount of 1.40% against the daily net asset value of the VAA, including that portion of the account attributable to your purchase payments. These charges consist of 0.10% as an administrative charge and 1.30% as a mortality and expense risk charge. If the EGMDB is not in effect, the mortality and expense risk charge is 1.15%, resulting in an ag-gregate charge against the VAA of 1.25%. For a complete discussion of the charges associated with the contract, see Charges and other deductions.

The series pays a fee to its investment advisor, CRMC, based upon the average daily net asset value of each fund in the series. See Investments of the vari-able annuity account--Investment advisor. The class of shares of each series available under the contracts also bears expenses pursuant to a 12b-1 plan. In addition, there are other expenses associated with the daily operation of the series. These are more fully described in the Prospectus for the series.

HOW MUCH MUST I PAY, AND HOW OFTEN? Subject to the minimum and maximum pay-ments stated on the first page of the Prospectus, the amount and frequency of your payments are completely flexible. See The contracts--Purchase payments.

HOW WILL MY ANNUITY PAYOUTS BE CALCULATED? If you decide to annuitize, you elect an annuity payout option. Once you have done so, your periodic payout will be based upon a number of factors. If you participate in the VAA, the changing values of the funds in which you have invested will be one factor. See Annuity payouts. REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY

DROP, IN THE VALUE OF THE SECURITIES IN THE FUNDS' PORTFOLIOS.

WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE? If the EGMDB is in effect, the bene-ficiary whom you designate will receive either the EGMDB or the then current value of the contract, whichever is greater. If the EGMDB is not in effect, the beneficiary will receive either the GMDB or the then current value of the con-tract, whichever is greater. Your beneficiary will have certain options for how the money is to be paid out. See Death benefit before the annuity commencement date.

MAY I TRANSFER CONTRACT VALUE BETWEEN FUNDS IN THE SERIES? Yes; however, there are limits on how often you may do so. See The contracts-Transfers between subaccounts on or before the annuity commencement date and Transfers following the annuity commencement date.

MAY I TRANSFER CONTRACT VALUE FROM THE FIXED TO THE VARIABLE SIDE OF THE CON-TRACT, AND VICE-VERSA? Yes, subject once again to specific restrictions in the contract. See The contracts--Transfers to and from the General Account on or before the annuity commencement date.

MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes, subject to contract re-quirements and to restrictions imposed under certain qualified retirement plans for which the contract is purchased. See Surrenders and withdrawals.

If you surrender the contract or make a withdrawal, certain charges may be as-sessed, as discussed above and under Charges and other deductions. In addition, the Internal Revenue Service (IRS) may assess a 10% premature withdrawal pen-alty tax. A surrender or a withdrawal may be subject to 20% withholding. See Federal tax status and withholding.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. If within ten days (or a longer pe-riod if required by law) of the date you first receive the contract you return it, postage prepaid to the home office of Lincoln Life, it will be canceled. However, except in some states, during this period, you assume the risk of a market drop with respect to purchase payments which you allocate to the vari-able side of the contract. See Return privilege.

CONDENSED FINANCIAL INFORMATION FOR THE VARIABLE ANNUITY ACCOUNT

ACCUMULATION UNIT VALUES

The following information relating to accumulation unit values and number of accumulation units for the American Legacy III subaccounts for the partial year ended December 31, 1997 comes from the VAA's financial statements. It should be read in conjunction with the VAA's financial statements and notes which are all included in the SAI.

                                                                          1997*
-------------------------------------------------------------------------------
Global Growth subaccount
Accumulation unit value
 . Beginning of period.................................................. $ 1.000
 . End of period........................................................ $ 1.073
Number of accumulation units
 . End of period (000's omitted)........................................  49,504
-------------------------------------------------------------------------------
Growth subaccount
Accumulation unit value
 . Beginning of period.................................................. $ 1.000
 . End of period........................................................ $ 1.225
Number of accumulation units
 . End of period (000's omitted)........................................  73,898
-------------------------------------------------------------------------------
International subaccount
Accumulation unit value
 . Beginning of period ................................................. $ 1.000
 . End of period ....................................................... $ 1.024
Number of accumulation units
 . End of period (000's omitted)........................................  53,322
-------------------------------------------------------------------------------
Growth-Income subaccount
Accumulation unit value
 . Beginning of period.................................................. $ 1.000
 . End of period ....................................................... $ 1.186
Number of accumulation units
 . End of period (000's omitted)........................................ 163,672
-------------------------------------------------------------------------------
Asset Allocation subaccount
Accumulation unit value
 . Beginning of period.................................................. $ 1.000
 . End of period ....................................................... $ 1.139
Number of accumulation units
 . End of period (000's omitted)........................................  44,481
-------------------------------------------------------------------------------
High-Yield Bond subaccount
Accumulation unit value
 . Beginning of period.................................................. $ 1.000
 . End of period ....................................................... $ 1.095
Number of accumulation units
 . End of period (000's omitted)........................................  22,666
-------------------------------------------------------------------------------
Bond subaccount
Accumulation unit value
 . Beginning of period.................................................. $ 1.000
 . End of period........................................................ $ 1.080
Number of accumulation units
 . End of period (000's omitted)........................................  12,960
-------------------------------------------------------------------------------
U.S. Government/AAA-Rated subaccount
Accumulation unit value
 . Beginning of period.................................................. $ 1.000
 . End of period........................................................ $ 1.066
Number of accumulation units
 . End of period (000's omitted)........................................   7,885
-------------------------------------------------------------------------------
Cash Management subaccount
Accumulation unit value
 . Beginning of period.................................................. $ 1.000
 . End of period ....................................................... $ 1.023
Number of accumulation units
 . End of period (000's omitted)........................................  14,282
-------------------------------------------------------------------------------

*The VAA began operations on August 1, 1989. However, the subaccounts did not begin operations until April 30, 1997, so the figures for 1997 represent experience of less than one year.

There is a Global Small Capitalization subaccount but it is not in the chart because it did not begin activity until 1998.

 Unit values are for contracts with the EGMDB. For those contracts without the EGMDB, the unit values are higher.

INVESTMENT RESULTS

At times, the VAA may compare its investment results to various unmanaged in-dices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total re-turns include the reinvestment of all distributions, which are reflected in changes in unit value. See the SAI for further information.

FINANCIAL STATEMENTS

The financial statements for the VAA and Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-800-942-5500.

LINCOLN NATIONAL LIFE INSURANCE CO.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

FIXED SIDE OF THE CONTRACT

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and DO NOT participate in the investment expe-rience of the VAA. The general account is subject to regulation and supervi-sion by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment com-pany under the 1940 Act. Accordingly, neither the general account nor any in-terests therein are subject to regulation under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our
general account and to the fixed account under the contract. These disclo     -
sures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in Prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

Purchase payments allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A purchase payment allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

VARIABLE ANNUITY ACCOUNT (VAA)

On February 7, 1989, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabili-ties resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in ac-cordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support annuity contracts offered by Lincoln Life other than the contracts described in this prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the series as the con-tracts described herein. These other annuity contracts may have different charges that could affect performance of the subaccount.

INVESTMENTS OF THE VARIABLE ANNUITY ACCOUNT

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund of the se-ries. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The series is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

INVESTMENT ADVISOR
The investment advisor for the series is CRMC, 333 South Hope Street, Los An-geles, California 90071. CRMC is one of the nation's largest and oldest in-vestment management organizations. As compensation for its services to the se-ries, the investment advisor receives a fee from the series which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchase and Redemption of Shares, in the Prospectus for the se-ries.

DESCRIPTION OF THE SERIES
The series was organized as a Massachusetts business trust in 1983 and is reg-istered as a diversified, open-end management investment company under the 1940 Act. Diversified means not owning too great a percentage of the securi-ties of any one company. An open-end company is one which, in this case, per-mits Lincoln Life to sell its shares back to the series when you make a with-drawal, surrender the contract or transfer from one fund to another. Manage-ment investment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.

The series has ten separate portfolios of funds. Fund as sets are segregated and a shareholder's interest is limited to those funds in which the share-holder owns shares. The series has adopted a plan pursuant to Rule 18f-3 under the 1940 Act to permit the series to establish a multiple class distribution system for all of its portfolios. The series' Board of Trustees may at any time establish additional funds or classes, which may or may not be available to the VAA.

Under the multi-class system adopted by the series, shares of each multi-class fund represent an equal pro rata interest in that fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, pow-ers, restrictions, limitations, qualifications and terms and conditions, ex-cept that: (1) each class has a different designation; (2) each class of shares bears its class expenses;
(3) each class has exclusive voting rights on any matter submitted to share-holders that relates solely to its distribution arrangement; and (4) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Expenses currently designated as class expenses by the series' Board of Trustees under the plan pursuant to Rule 18f-3 include, for example, service fees paid under a 12b-1 plan to cover servicing fees paid to dealers selling the contracts as well as related expenses incurred by Lincoln Life.

Each fund has two classes of shares, designated as Class 1 shares and Class 2 shares. Class 1 and 2 differ primarily in that Class 2 (but not Class 1) shares are subject to a 12b-1 plan. Only Class 2 shares are available under the con-tracts.

The investment objectives and policies of certain funds are similar to the in-vestment objectives and policies of portfolios, other than the funds, that are advised by the advisor. The investment results of the funds, however, may be higher or lower than the other portfolios that are advised by the advisor. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio advised by the advisor.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the series which is included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.

1. Global Growth Fund--The investment objective is to achieve long-term growth of capital by investing in securities of issuers domiciled around the world. The fund will invest primarily in common stocks but may invest in other se-curities such as preferred stock, debt securities and securities convertible into common stock.

2. Global Small Capitalization Fund seeks long-term growth of capital by in-vesting primarily in equity securities of companies domiciled around the world with relatively small market capitalizations (share price times the number of equity securities outstanding.) The fund may also invest in secu-rities convertible into common stocks, straight debt securities, government securities or nonconvertible preferred stocks. PLEASE NOTE: THE GLOBAL SMALL CAPITALIZATION FUND WILL NOT BE MADE AVAILABLE UNDER THE CONTRACTS UNTIL APRIL 30, 1998. IN ADDITION, THIS FUND IS NOT YET AVAILABLE IN ALL STATES. PLEASE CONSULT YOUR INVESTMENT DEALER FOR CURRENT INFORMATION ABOUT ITS AVAILABILITY.

3. Growth Fund--This fund seeks to provide growth of capital. Whatever current income is generated by the fund is likely to be incidental to the objective of capital growth. Ordinarily, accomplishment of the fund's objective of capital growth will be sought by investing primarily in common stocks or se-curities with common stock characteristics.

4. International Fund--The investment objective is long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States.

5. Growth-Income Fund--The investment objective is growth of capital and in-come. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. Ordinarily, the assets of the Growth-Income Fund consist principally of a diversified group of common stocks, but other types of securities may be held when deemed advisable including preferred stocks and corporate bonds, including convertible bonds.

6. Asset Allocation Fund--This fund seeks total return (including income and capital gains) and preservation of capital over the long-term by investing in a diversified portfolio of securities. These securities can include com-mon stocks and other equity-type securities (such as convertible bonds and preferred stocks), bonds and other intermediate and long-term fixed-income securities and money market instruments (debt securities maturing in one year or less).

7. High-Yield Bond Fund--The investment objective is a fully managed, diversi-fied bond portfolio. It seeks high current income and secondarily seeks cap-ital appreciation. This fund will generally be invested substantially in in-termediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

8. Bond Fund--This fund seeks a high level of current income as is consistent with the preservation of capital by investing in a broad variety of fixed income securities including: marketable corporate debt securities, loan par-ticipations, U.S. Government Securities, mortgage-related securities, other asset-backed securities and cash or money market instruments.

9. U.S. Government/AAA-Rated Securities Fund--This fund seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA or Aaa.

10. Cash Management Fund--The investment objective is high yield while preserv-ing capital by investing in a diversified selection of money market instru-ments.

SALE OF FUND SHARES BY THE SERIES
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/ with-drawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the series sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the series sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared fund-ing.

The series currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The series' Board of Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Pro-spectus for the series.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
All dividend and capital gain distributions of the funds are automatically re-invested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
We reserve the right, within the law, to make additions, deletions and substi-tutions for the series and/or any funds within the series in which the VAA participates. (We may substitute shares of other funds for shares already pur-chased, or to be purchased in the future, under the contract. This substitu-tion might occur if shares of a fund should no longer be available, or if in-vestment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract.) No substitution of the shares attributable to your account may take place without notice to you and before approval of the SEC, in accordance with the 1940 Act.

CHARGES AND OTHER
DEDUCTIONS

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our ad-ministrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, and automatic withdrawal services), maintaining records, administering annuity payouts, furnishing ac-counting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone fund transfer services. The risks we assume include: the risk that the actual life-span of persons receiving annuity payouts under contract guar-antees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid under the EGMDB, will exceed the actual contract value; the risk that more owners than expected will qualify for waivers of the con-tingent deferred sales charge; and the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the des-ignation of the charge. For example, the contingent deferred sales load col-lected may not fully cover all of the sales and distribution expenses actually incurred by us.

DEDUCTIONS FROM THE VAA FOR AMERICAN LEGACY III
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.40% (1.25% for contracts without the EGMDB) of the daily net asset value. The charge consists of a 0.10% administrative charge and a 1.30% (1.15% for contracts without the EGMDB) mortality and expense risk charge.

CONTINGENT DEFERRED SALES CHARGE
A contingent deferred sales charge applies (except as described below) to sur-renders and withdrawals of other purchase payments that have been invested for the periods indicated as follows:

                     Number of complete contract years
                     that a purchase payment has been
                     invested
------------------------------------------------------
                     Less than At least
                     2 years   2   3   4   5   6   7+
Contingent deferred
 sales charge as a
 percentage of the
 surrendered or
 withdrawn purchase
 payments            6%        5   4   3   2   1   0

A contingent deferred sales charge does not apply to:

1. A surrender or withdrawal of purchase payments that have been invested at least seven full contract years.

2. The first four withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed 10% of the current contract value;

3. Automatic withdrawals in total not in excess of 10% of the contract value during a contract year, made by non-trustee contractowners who are at least 59 1/2;

4. Electing an annuity payment option available within the contract;

5. A surrender of a contract or withdrawal of contract value as a result of the permanent and total disability of the owner as defined in Section 22(e)(3) of the code, subsequent to the effective date of the contract and before the 65th birthday of the owner;

6. When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

7. A surrender of a contract as a result of 90 days of continuous confinement of the contractowner in an accredited nursing home or equivalent health care facility subsequent to the effective date of the contract;

8. A surrender of a contract as a result of terminal illness of the contractowner that results in a life expectancy of less than one year as de-termined by a qualified professional medical practitioner subsequent to the effective date of the contract;

9. A surrender of the contract as a result of the death of the contractowner. However, the contingent deferred sales charge are not waived as a result of the death of an annuitant who is not the contractowner; and

10. A surrender of a contract or withdrawal of contract value of a contract is-sued to employees and registered representatives of any member of the sell-ing group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of Lincoln National Corp. or The Capital Group, Inc. or their affiliated or managed companies (based upon the contractowner's status at the time the contract was purchased).

The contingent deferred sales charge is calculated separately for each contract year's purchase payments to which a charge applies. (FOR PURPOSES OF CALCULAT-ING THIS CHARGE, WE ASSUME THAT PURCHASE PAYMENTS ARE WITHDRAWN ON A FIRST IN-FIRST OUT BASIS, AND THAT ALL PURCHASE PAYMENTS ARE WITHDRAWN BEFORE ANY EARN-INGS ARE WITHDRAWN.) The contingent deferred sales charges associated with sur-render or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

DEDUCTIONS FOR PREMIUM TAXES
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes gener-ally depend upon the law of your state of residence. The tax ranges from 0.5% to 4.0%.

OTHER CHARGES AND DEDUCTIONS
There are deductions from and expenses paid out of the assets of the underlying series that are more fully described in the Prospectus for the series. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain administrative and distri-bution support services provided to the series.

ADDITIONAL INFORMATION
The administrative and contingent deferred sales charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribu-tion and/or administrative expenses, or that we perform fewer sales or adminis-trative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the re-sult of economies associated with (1) the use of mass enrollment procedures,
(2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or infor-mation related to deposits on behalf of its employees or (4) any other circum-stances which reduce distribution or administrative expenses. The exact amount of administrative and contingent deferred sales charges applicable to a partic-ular contract will be stated in that contract.

THE CONTRACTS

PURCHASE OF CONTRACTS
If you wish to purchase a contract, you must apply for it through a sales rep-resentative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a con-tract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

If a completed application and all other information necessary for processing a purchase order are received, an initial purchase payment will be priced no later than two business days after we receive the order. While at-tempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the rea-sons, and the purchase payment will be returned immediately (unless you spe-cifically authorize us to keep it until the application is complete). Once the application is complete, the initial purchase payment must be priced within two business days.

WHO CAN INVEST
To apply for a contract, you must be of legal age in a state where the con-tracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner cannot be older than age 85 (or older than age 80 in Pennsylva-nia).

PURCHASE PAYMENTS
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $1,500 for nonqualified contracts and Section 403(b) transfers/rollovers; and $300 for qualified contracts. The minimum annual amount for subsequent purchase pay-ments is $300 for nonqualified and qualified contracts. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted elec-tronically). Purchase payments in total may not exceed $1 million for an owner or $500,000 for each joint owner. If you stop making purchase payments, the contract will remain in force as a paid-up contract subject to our right to terminate the contract in accordance with the terms set forth in your state's non-forfeiture law for individual deferred annuities. Payments may be made or, if stopped, resumed at any time until the annuity commencement date, the sur-render of the contract, maturity date or the death of the contractowner (or joint owner, if applicable), whichever comes first.

VALUATION DATE
Accumulation and annuity units will be valued once daily at the close of trad-ing (currently 4:00 p.m., New York time) on each day the New York Stock Ex-change is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

ALLOCATION OF PURCHASE PAYMENTS
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of the class of its corre-sponding fund of the series, accord-ing to your instructions.

The minimum amount of any purchase payment which can be put into any one subaccount is $20 under the contract. Upon allocation to the appropriate subaccount, purchase payments are converted into accumulation units. The num-ber of accumulation units credited is determined by dividing the amount allo-cated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the ac-cumulation unit value computed on the next valuation date. The number of accu-mulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumu-lation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

VALUATION OF ACCUMULATION UNITS

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be es-tablished at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the be-ginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valua-tion period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Be-cause a different daily charge is made for contracts with the EGMDB than for those without, each of the two types of contracts will have different corre-sponding accumulation unit values on any given day.

TRANSFERS BETWEEN SUBACCOUNTS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. Currently, there is no charge for a trans-fer. However, we reserve the right to impose a charge in the future for trans-fers.

Transfers between subaccounts are restricted to six times every contract year. We reserve the right to waive this six-time limit. This limit does not apply to transfers made under a dollar cost averaging or cross-reinvestment program elected on forms available from us. (The SAI contains more information about these programs.) The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer may be made by writing to our home office or, if a Telephone Ex-change Authorization form (available from us) is on file with us, by a toll-free telephone call. Currently, there is no charge to you for a transfer. In order to prevent unauthorized or fraudulent telephone transfers, we may re-quire the caller to provide certain identifying information before we will act upon their instructions. We may also assign the contractowner a Personal Iden-tification Number (PIN) to serve as identification. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone requests may be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date. Telephone transfers will be processed on the valuation date that they are received when they are received at our customer service center before 4 p.m. New York time.

When thinking about a transfer of contract value, you should consider the in-herent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

TRANSFERS TO AND FROM THE
GENERAL ACCOUNT ON OR BEFORE THE
ANNUITY COMMENCEMENT DATE
You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to the fixed side is $300 or the total amount in the subaccount, if less than $300. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side.

You may also transfer all or any part of the contract value from the fixed side of your contract to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period; (2) the minimum amount which can be transferred is $300 or the amount in the fixed ac-count; and (3) a transfer cannot be made during the first 30 days after the issue date of the contract.
These transfers cannot be elected more than six times every contract year. We reserve the right to waive these restrictions. These restrictions do not apply to transfers made under a dollar cost averaging or cross-reinvestment program elected on forms available from us. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers to and from the General Account.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE
You may transfer all or a portion of your investment in one subaccount to an-other subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. Currently, there is no charge for these transfers. However, we reserve the right to impose a charge. No trans-fers are allowed from the fixed side of the contract to the subaccounts.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE
You may designate a beneficiary during your lifetime and change the benefi-ciary by filing a written request with our home office. Each change of benefi-ciary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

If the contractowner dies before the annuity commencement date and the EGMDB is in effect, the death benefit paid to your designated beneficiary will be the greater of: (1) the contract value as of the day on which Lincoln Life ap-proves the payment of the claim; or (2) the highest contract value which the contract attains on any policy anniversary date (including the inception date) on ages up to, and including, the contractowner's age 75. The highest contract value is increased by purchase payments and is decreased by partial withdraw-als, partial annuitizations, and any premium taxes made, effected or incurred subsequent to the anniversary date on which the highest contract value is ob-tained. If the EGMDB is not in effect, the death benefit will be equal to the greater of contract value or the GMDB. The GMDB is equal to the sum of all purchase payments minus any withdrawals, partial annuitizations or premium taxes incurred.

If there are joint owners, upon the death of the first owner, Lincoln Life will pay a death benefit to the surviving joint owner. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the con-tract as sole owner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary(s). Joint owners are not allowed in the states of New Jersey, Oregon, or Pennsylvania.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. This payment will occur upon receipt of:
(1) proof, satisfactory to us, of the death of the owner; (2) written authori-zation for payment; and (3) our receipt of all required claim forms, fully completed.

When applying for a contract, an applicant can request a contract without the EGMDB. The EGMDB is not available under contracts used for qualified plans (other than IRAs) or contracts issued to a contractowner who is age 75 or older at the time of issuance.

After a contract is issued, the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinu-ance form and sending it to Lincoln Life. The benefit will be discontinued ef-fective as of the valuation date we receive the request, and we will cease de-ducting the charge for the benefit as of that date. See Charges and other de-ductions. If you discontinue the benefit, it cannot be reinstated.

If the death benefit becomes payable, the beneficiary may elect to receive payment of the death benefit either in the form of a lump sum settlement or an annuity payout.

If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previ-ously, subject to the laws and regulations governing payment of death bene-fits. If an election has not been made by the end of the 60-day period, a lump sum settlement will be made to the beneficiary at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations gov-erning payment of death benefits.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1. If any beneficiary dies before the contractowner, that beneficiary's inter-est will go to any other beneficiaries named, according to their respective interests (There are no restrictions on the beneficiary's use of the pro-ceeds.); and/or

2. If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

The death benefit payable to the beneficiary must be distributed within five years of the contractowner's date of death unless the beneficiary begins re-ceiving within one year of the contractowner's death the distribution in the form of a life annuity over an annuity for a designated period not extending beyond the beneficiary's life expectancy. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim, subject to the laws and regulations governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner and the above distribution rules ap-ply.

If there are joint owners, upon the death of the first joint owner, the sur-viving joint owner will receive the death benefit. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary.

If the surviving joint owner, as spouse of the decreased joint owner, contin-ues the contract as the sole owner in lieu of receiving the death benefit, then the designated beneficiary(s) will receive the death benefit upon the death of the surviving spouse.

JOINT OWNERSHIP

If a joint owner is named in the application, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, in-dependently of the other, may exercise any ownership rights in this contract. Only spouses may be joint owners. Joint owners are not allowed in the states of New Jersey, Oregon and Pennsylvania.

DEATH OF ANNUITANT
If the annuitant is also the contractowner or a joint owner, then the death benefit provided will be the death benefit subject to the provisions of this contract regarding death of the contractowner. If the surviving spouse assumes the contract, the contingent annuitant becomes the annuitant. If no contingent annuitant is named, the surviving spouse becomes the annuitant.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if any, becomes the annuitant. If no contingent annui-tant is named, the contractowner (or joint owner if younger) becomes the annu-itant.

SURRENDERS AND WITHDRAWALS
Before the annuity commencement date, we will allow the surrender of the con-tract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select.

Special restrictions on surrenders/withdrawals apply if your contract is pur-chased as part of a retirement plan of a public school system or 501(c)(3) or-ganization under Section 403(b) of the code. Beginning January 1, 1989, in or-der for a contract to retain its tax-qualified status, Section 403(b) prohib-its a withdrawal from a 403(b) contract of post-1988 contributions (and earn-ings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant (a) attains age 59 1/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attribut-able to those contributions may not be withdrawn).

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will be subject to the restrictions.

The contract value available upon surrender/withdrawal is the cash surrender value at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the General Account in the same proportion that the amount of withdrawal bears to the total contract value. The minimum amount which can be withdrawn is $300, and the remaining contract value must be at least $300. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax status.

Participants in the Texas Optional Retirement Program should refer to the Re-strictions under the Texas Optional Retirement Program, later in this Prospec-tus booklet.

We reserve the right to terminate the contract, if your contract fails to meet minimum contract value or payment frequencies as set forth in your state's non-forfeiture law for individual deferred annuities.

REINVESTMENT PRIVILEGE
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit the surrender/withdrawal charges previously deducted. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and re-quest for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate trans-actions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

AMENDMENT OF CONTRACT
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS
The commissions paid to dealers are a maximum of 4.75% of each purchase pay-ment; plus an annual continuing commission of up to 0.40% of contract value. At times, additional sales incentives (up to 0.25% of purchase payments and an annual continuing 0.10% of contract value) may be provided to dealers main-taining certain sales volume levels. Upon annuitization, an annual continuing commission of up to 0.80% (or up to 0.90% for dealers maintaining certain sales volume levels) of statutory reserves can be paid to dealers. These com-missions are not deducted from purchase payments or contract value; they are paid by us.

OWNERSHIP

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. Non-qualified contracts may not be collater-ally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assign-ment.

CONTRACTOWNER QUESTIONS
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about your contract should be directed to us at 1-800-942-5500.

ANNUITY PAYOUTS

When you apply for a contract, you may select any annuity commencement date permitted by law. (PLEASE NOTE THE FOLLOWING EXCEPTION: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the code] and qualified annuity plans [described in Section 403(a) of the code], including H.R.10 trusts and plans covering self-employed individuals and their employees, provide for an-nuity payouts to start at the date and under the option specified in the plan.)

The contract provides optional forms of payouts of annuities (annuity op-tions), each of which is payable on a variable basis, a fixed basis or a com-bination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual in-stallments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

ANNUITY OPTIONS
LIFE ANNUITY. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficia-ries. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE RECIPIENT WOULD RECEIVE NO PAYOUTS IF THE ANNUITANT DIES BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE INCOME WITH PAYOUTS GUARANTEED FOR DESIGNATED PERIOD. This option guaran-tees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts con-tinue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues dur-ing the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

JOINT-AND-TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, di-vided by (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for pay-ment by the home office.

GENERAL INFORMATION
None of the options listed above currently provide withdrawal features, per-mitting the contractowner to withdraw commuted values as a lump sum payment. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the re-quirements of the contract as well as Sections 72(s) and 401(a)(9) of the code, if applicable. The mortality and expense risk charge and the charge for administrative services will be assessed on all variable annuity payouts, in-cluding options that may be offered that do not have a life contingency and therefore no mortality risk.

The annuity commencement date is usually on or before the contractowner's 85th birthday. You may change the annuity commencement date, change the annuity op-tion or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, vari-able or combination fixed and variable basis, in proportion to the account al-locations at the time of annuitization) except when a joint life payout is re-quired by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.

VARIABLE ANNUITY PAYOUTS
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will de-pend upon how the underlying fund(s) perform, relative to the 4% assumed rate. There is a more complete explanation of this calculation in the SAI.

FEDERAL TAX STATUS

This section is a discussion of the Federal income tax rules applicable to the contracts as of the date of this Prospectus. More information is provided in the SAI. THESE DISCUSSIONS AND THOSE IN THE SAI ARE NOT INTENDED AS TAX AD-VICE. This section does not discuss the Federal tax consequences resulting from every possible situation. No attempt has been made to consider any appli-cable state, local, or foreign tax law, other than the imposition of any state premium taxes (See Deductions for premium taxes). If you are concerned about the tax implications with respect to the contracts, you should consult a tax advisor. The following discussion is based upon our understanding of the pres-ent Federal income tax laws as they are currently interpreted by the IRS. No representation is made about the likelihood of continuation of the present Federal income tax laws or their current interpretations by the IRS.

TAXATION OF NONQUALIFIED CONTRACTS
You are generally not taxed on increases in the value of your contract until a distribution occurs. This distribution can be in the form of a lump sum payout received by requesting all or part of the cash surrender value (i.e. surrenders/withdrawals) or as annuity payouts. For this purpose, the assign-ment or pledge of, or the agreement to assign or pledge, any portion of the value of a contract will be treated as a distribution. A transfer of ownership of a contract, or designation of an annuitant (or other beneficiary) who is not also the contractowner, may also result in tax consequences. The taxable portion of a distribution (in the form of a lump sum payout or an annuity) is taxed as ordinary income. In general, a contractowner who is not a natural person (for example, a corporation), subject to limited exceptions, will be taxed on any increase in the contract's cash value over the investment in the contract during the taxable year, even if no distribution occurs. [See Section 72(u) of the code.] The next discussion applies to contracts owned by natural persons.

In the case of a surrender under the contract or withdrawal of contract value, generally amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the surrender exceeds the investment in the contract at that time. Any additional amount withdrawn is not taxable. The investment in the contract generally equals the portion, if any, of any purchase payment made by or on behalf of an individual under a contract which is not excluded from the individual's gross income.

Even though the tax consequences may vary depending on the form of annuity payout selected under the contract, the contractowner of an annuity payout generally is taxed on the portion of the annuity payout that exceeds the in-vestment in the contract. For variable annuity payouts, the taxable portion is determined by a formula that establishes a specific dollar amount of each pay-out that is not taxed. The dollar amount is determined by dividing the invest-ment in the contract by the total number of expected periodic payouts. For fixed annuity payouts, there generally is no tax on the portion of each payout that represents the same ratio that the investment in the contract bears to the total expected value of payouts for the term of the annuity; the remainder of each payout is taxable. For individuals, the entire distribution (whether fixed or variable) will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the contract.

All or a portion of a withdrawal may be taxable. Additionally, there may be imposed a penalty tax on distributions equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, which generally are distributions:

1. Received on or after the contractowner attains age 59 1/2;

2. Made as a result of death or disability of the contractowner;

3. Received in substantially equal periodic payments such as a life annuity (subject to special recapture rules if the series of payouts is subse-quently modified);

4. Under a qualified funding asset in a structured settlement;

5. Under an immediate annuity contract as defined in the code; and/or

6. Under a contract purchased in connection with the termination of certain retirement plans.

TAXATION OF QUALIFIED CONTRACTS
The contracts may be purchased in connection with the following types of tax-favored retirement plans:

1. Contracts purchased for employees of public school systems and certain tax-exempt organizations, qualified under Section 403(b) of the code (normally for transfers or rollovers only);

2. Pension and profit-sharing plans of self-employed individuals (H.R. 10 or Keogh plans) or corporations, qualified under Section 401(a) or 403(a) of the code;

3. IRAs, qualified under Section 408 of the Code;

4. Deferred compensation plans of state or local governments, qualified under
   Section 457 of the code;

5. SEPs, qualified under Section 408(k) of the code;

6. Simple retirement accounts, qualified under Section 401(k)(11) of the code, commonly referred to as SIMPLE or SIMPLE 401(k) plans and SIMPLE IRA plans; and/or

7. Roth IRAs, qualified under Section 408A of the code.

The tax rules applicable to these plans, including restrictions on contribu-tions and benefits, taxation of distributions and any tax penalties, vary ac-cording to the type of plan and its terms and conditions. Participants under such plans, as well as contractowners, annuitants and beneficiaries, should be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contracts. Purchasers of contracts for use with any qualified plan, as well as plan participants, should consult counsel and other advisors as to the suitability of the contracts to their specific needs, and as to applicable code limitations and tax consequences.

MULTIPLE CONTRACTS
All contracts entered into after October 21, 1988, and issued by the same in-surance company (or its affiliates) to the same contractowner during any cal-endar year will be treated as a single contract for tax purposes.

INVESTOR CONTROL
The Treasury Department has indicated that guidelines may be issued under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the contractowner has excessive control over the invest-ments underlying the contract. They may consider the number of investment op-tions or the number of transfer opportunities available between options as relevant when determining excessive control. The issuance of those guidelines may require us to impose limitations on your right to control the investment. We do not know whether any such guidelines would have a retroactive effect.

Section 817(h) of the code and the related regulation that the Treasury De-partment has adopted require that assets underlying a variable annuity con-tract be adequately diversified. The regulations provide that a variable annu-ity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the contractowner or we pay an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the contractowner if the income, for the period the contract was not diversified, had been received by the contractowner. If the failure to diversify is not corrected in this manner, the contractowner of an annuity contract will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account. We believe, under our in-terpretation of the code and regulations thereunder, that the investments un-derlying this contract meet these diversification standards.

WITHHOLDING
Generally, pension and annuity distributions are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Under the Unemployment Compensation Amendments of 1992 (UCA), 20% income tax withholding may apply to eligible rollover distributions. All taxable distributions from qualified plans (except IRAs) and Section 403(b) annuities are eligible rollover distributions, except (1) annuities paid out over life or life expectancy, (2) installments paid for a period spanning 10 years or more, and (3) required minimum distributions. The UCA imposes a man-datory 20% income tax withholding on any eligible rollover distribution that the contractowner does not elect to have paid in a direct rollover to another qualified plan, Section 403(b) annuity or individual retirement account. Dis-tributions from Section 457 plans are subject to the general wage withholding rules.

VOTING RIGHTS

As required by law, we will vote the series shares held in the VAA at meetings of the shareholders of the series. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which in-vest in classes of funds of the series. If the 1940 Act or any regulation un-der it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the series shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by ap-plying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Series shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting inter-est in a subaccount will receive proxy voting material, reports and other ma-terials relating to the series. Since the series engages in shared funding, other persons or entities besides Lincoln Life may vote series shares. See Sale of fund shares by the series.

DISTRIBUTION OF THE CONTRACTS

American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, CA 90071, is the distributor and principal underwriter of the contracts. They will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with AFD and have been licensed by state insurance departments to represent us. AFD is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

RETURN PRIVILEGE

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2348, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the con-tract value as of the date of receipt of the cancellation, plus any premium taxes which had been deducted. No contingent deferred sales charge will be as-sessed. A PURCHASER WHO PARTICIPATES IN THE VAA IS SUBJECT TO THE RISK OF A MARKET LOSS DURING THE FREE-LOOK PERIOD.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the pur-chase payment(s).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

  Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits partic-ipants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as de-fined in Texas law;

2. Retirement; or

3. Death.

Accordingly, a participant in the ORP will be required to obtain a certificate of termination from their employer before accounts can be redeemed.


RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Mar-ket Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing infor-mation required by that Act or any other applicable law or regulation.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further informa-tion about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are sum-maries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

Lincoln National Variable Annuity Account E and Lincoln Life Flexible Premium Variable Life Accounts F, G and J (all registered as investment companies un-der the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51 and 52 are all segregated investment accounts of Lincoln Na-tional Life Insurance Co. (Lincoln Life) which also invest in the series. The series also offers shares of the funds to other segregated investment ac-counts.

PREPARING FOR YEAR 2000

Lincoln Life, as part of its year 2000 updating process, is responsible for the updating of the VAA related computer systems. An affiliate of Lincoln Life, Delaware Service Company (Delaware), provides substantially all of the necessary accounting and valuation services for the VAA. Delaware, for its part, is responsible for updating all of its computer systems, including those which service the VAA, to accommodate year 2000. Lincoln Life and Delaware have begun formal discussions with each other to assess the requirements for their respective systems to interface properly in order to facilitate the ac-curate and orderly operation of the VAA beginning in the year 2000.

The year 2000 issue is pervasive and complex and affects virtually every as-pect of the businesses of both Lincoln Life and Delaware (the Companies). The computer systems of the Companies and their interfaces with the computer sys-tems of vendors, suppliers, customers and other business partners are particu-larly vulnerable. The inability to properly recognize date-sensitive elec-tronic information and to transfer data between systems could cause errors or even complete failure of systems, which would result in a temporary inability to process transactions correctly and engage in normal business activities for the VAA. The Companies respectively are redirecting significant portions of their internal information technology efforts and are contracting, as needed, with outside consultants to help update their systems to accommodate the year 2000. Also, in addition to the discussions with each other noted above, the Companies have respectively initiated formal discussions with other critical parties that interface with their systems to gain an understanding of the pro-gress by those parties in addressing year 2000 issues. While the Companies are making substantial efforts to address their own systems and the systems with which they interface, it is not possible to provide assurance that operational problems will not occur. The Companies presently believe that, with the modi-fication of existing computer systems, updates by vendors and conversion to new software and hardware, the year 2000 issue will not pose significant oper-ations problems for their respective computer systems. In addition, the Compa-nies are incorporating potential issues surrounding year 2000 into their con-tingency planning process, in the event that, despite these substantial ef-forts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the year 2000 issue could have a material adverse impact on the operation of the businesses of Lincoln Life or Delaware, or both.

The cost of addressing year 2000 issues and the timeliness of completion will be closely monitored by management of the respective Companies and, for each company, will be based on its management's best estimates which are derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third-party modification plans and other factors. Nevertheless, there can be no guarantee either by Lincoln Life or by Delaware that estimated costs will be achieved, and actual results could dif-fer significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems, and other uncertainties.

LEGAL PROCEEDINGS

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are rou-tine and in the ordinary course of business. In some instances these proceed-ings include claims for unspecified or substantial punitive damages and simi-lar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate lia-bility, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.

Two lawsuits involve alleged fraud in the sale of interest-sensitive universal and whole life insurance policies. These two suits have been filed as class actions against Lincoln Life, although as of the date of this Prospectus the court had not certified a class in either case. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Al-though the relief sought in these cases is substantial, the cases are in the early stages of litigation, and it is premature to make assessments about po-tential loss, if any. Management intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits cannot be reasonably estimated at this time.

STATEMENT OF ADDITIONAL
INFORMATION TABLE OF
CONTENTS FOR VARIABLE
ANNUITY ACCOUNT H
AMERICAN LEGACY III

Item
-----------------------------------------
General information and history of
 Lincoln Life
-----------------------------------------
Special terms
-----------------------------------------
Services
-----------------------------------------
Principal underwriter
-----------------------------------------
Purchase of securities being offered

Item
                                         ----------------------------------
Calculation of investment results
                                         ----------------------------------
Annuity payouts
                                         ----------------------------------
Federal tax status
                                         ----------------------------------
Automatic increase in the guaranteed
 minimum death benefit
                                         ----------------------------------
Advertising and sales literature
                                         ----------------------------------
Financial statements

For a free copy of the SAI please see page one of this booklet.

THE AMERICAN LEGACY III

LINCOLN NATIONALVARIABLE ANNUITY ACCOUNT H (REGISTRANT)

THE LINCOLN NATIONALLIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)

This Statement of Additional Information should be read in conjunction with the

American Legacy III Prospectus of Lincoln National Variable Annuity Account H dated April 1, 1998.
You may obtain a copy of the American Legacy III Prospectus on request and without charge.
Please write American Legacy Customer Service, The Lincoln National Life Insur-ance Company,
P.O. Box 2348, Fort Wayne, Indiana 46801 or call 1-800-942-5500.

TABLE OF CONTENTS

Item                                  Page
------------------------------------------
GENERAL INFORMATION AND HISTORY
OF LINCOLN LIFE                       B-2
------------------------------------------
SPECIAL TERMS                         B-2
------------------------------------------
SERVICES                              B-2
------------------------------------------
PRINCIPAL UNDERWRITER                 B-2
------------------------------------------
PURCHASE OF SECURITIES BEING OFFERED  B-2
------------------------------------------

Item                                  Page
------------------------------------------
CALCULATION OF INVESTMENT RESULTS     B- 2
------------------------------------------
ANNUITY PAYOUTS                       B- 7
------------------------------------------
FEDERAL TAX STATUS                    B- 7
------------------------------------------
ADVERTISING AND SALES LITERATURE      B-10
------------------------------------------
FINANCIAL STATEMENTS                  B-12
------------------------------------------




THIS SAI IS NOT A PROSPECTUS.

The date of this SAI is April 1, 1998.

GENERAL INFORMATION AND
HISTORY OF THE
LINCOLN NATIONAL LIFE
INSURANCE COMPANY (LINCOLN LIFE)

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct in-surance of life and health insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Cor-poration (LNC), a publicly held insurance and financial services holding com-pany domiciled in Indiana.

SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange is cur-rently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays oc-curs on a weekend day, the Exchange may also be closed on the business day oc-curring just before or just after the holiday.

SERVICES

INDEPENDENT AUDITORS

The financial statements of the variable annuity account (VAA) and the statu-tory-basis financial statements and schedules of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements and schedules audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

KEEPER OF RECORDS
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties re-sponsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide ac-counting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

PRINCIPAL UNDERWRITER

Lincoln Life has contracted with American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, California 90071, a licensed broker-dealer, to distribute the contracts through certain legally authorized sales persons and organizations (brokers). AFD and its brokers are compensated under a standard compensation schedule.

PURCHASE OF SECURITIES BEING OFFERED

The contracts are offered to the public through certain securities broker/dealers who have entered into selling agreements with AFD and whose personnel are legally authorized to sell annuity products. Although there are no special purchase plans for any class of prospective buyers, the contingent deferred sales charge normally assessed upon surrender or withdrawal of con-tract value will be waived for officers, directors or bona fide full time em-ployees of LNC, The Capital Group, Inc., their affiliated or managed compa-nies, and certain other persons. See Contingent deferred sales charges in the Prospectus.

Both before and after the annuity commencement date, there are exchange privi-leges between subaccounts, and from the VAA to the General Account subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

CALCULATION OF INVESTMENT RESULTS

The paragraphs set forth below present performance information for the VAA and the subaccounts calculated in several different ways. Paragraph A shows the performance of the series over the periods indicated in the table set forth in the Paragraph adjusted to reflect the charges and expenses associated with the contracts. Paragraph B shows the average annual total return of each subaccount since its inception. The information presented in Paragraph B is commonly referred to as "standard performance" because it is calculated in ac-cordance with formulas prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in certain advertising material that discusses the performance of the VAA and the subaccounts. Standard performance is described in paragraph (C). Paragraph D shows additional "non-standardized" performance information (i.e., performance information not calculated in ac-cordance with SEC guidelines) for each of the subaccounts that may be used to advertise the performance of the VAA and the subaccounts.

(A) SUBACCOUNT PERFORMANCE ADJUSTED FOR CONTRACT EXPENSE CHARGES

The examples below show, for the various subaccounts of the VAA, annual total return as of the stated periods, based upon a hypothetical initial purchase payment of $1,000, calculated according to the formula provided after the exam-ples. The annual total return has been calculated to show the annual total re-turn for a hypothetical contract with the enhanced guaranteed minimum death benefit (EGMDB) and without EGMDB. Although the subaccounts did not commence activity until 1997, these figures are calculated as if the subaccounts had commenced activity at the same time as the underlying funds.

Further, since the class of shares of the funds in which the subaccounts invest was not created until 1997, the figures below are based on the performance of the class of shares of the funds issued since the funds commenced operations in 1989, as adjusted to reflect the fees and expenses chargeable against assets attributable to shares of Class 2.

SUBACCOUNT PERFORMANCE (ADJUSTED FOR CONTRACT EXPENSE CHARGES)

Period Ending December 31, 1997

                                                                      10-year
                                    1-year period   5-year period     period
                                    With    Without With   Without With   Without
                                    EGMDB   EGMDB   EGMDB  EGMDB   EGMDB  EGMDB
---------------------------------------------------------------------------------
Global Growth Subaccount             1.32%*  1.51%*   N/A    N/A     N/A    N/A
(commenced activity 4/30/97)
Growth Subaccount                   21.99   22.19   15.95% 16.14%  15.25% 15.44%
(as if commenced activity 2/8/84)
International Subaccount             1.30    1.47   12.49  12.68    8.31*  8.49*
(as if commenced activity 5/1/90)
Growth-Income Subaccount            17.79   17.98   15.74  15.94   13.72  13.90
(as if commenced activity 2/8/84)
Asset Allocation Subaccount         12.48   12.66   12.62  12.81   10.56* 10.74*
(as if commenced activity 8/1/89)
High-Yield Bond Subaccount           4.52    4.69    8.90   9.08   10.34  10.51
(as if commenced activity 2/8/84)
Bond Subaccount                      2.35    2.52    3.36*  3.53*    N/A    N/A
(as if commenced activity 1/2/96)
U.S. Gov't./AAA Subaccount           0.70    0.86    4.46   4.62    6.54   6.71
(as if commenced activity 12/1/85)
Cash Management Subaccount          (2.54)  (2.39)   2.39   2.56    3.74   3.90
(as if commenced activity 2/8/84)

*The lifetime of each subaccount is less than the complete period indicated.

See the date the subaccount commenced activity under its name.

There is a Global Small Capitalization subaccount but it is not in the chart because it did not begin activity until 1998.

The length of the periods and the last day of each period used in the above ta-ble are set out in the table heading and in the footnotes above.

(B) AVERAGE ANNUAL TOTAL RETURN
Period Ending December 31, 1997

                                                             Since inception
                                                             With         Without
                                                             EGMDB        EGMDB
---------------------------------------------------------------------------------
Global Growth Subaccount (commenced activity 4/30/97)         1.98%        2.26%
Growth Subaccount (commenced activity 4/30/97)               30.32        30.52
International Subaccount (commenced activity 4/30/97)        (5.34)       (5.18)
Growth-Income Subaccount (commenced activity 4/30/97)        19.34        19.52
Asset Allocation Subaccount (commenced activity 4/30/97)     12.06        12.23
High-Yield Bond Subaccount (commenced activity 4/30/97)       5.25         5.41
Bond Subaccount (commenced activity 4/30/97)                  2.95         3.11
U.S. Gov't./AAA Subaccount (commenced activity 4/30/97)       0.86         1.02
Cash Management Subaccount (commenced activity 4/30/97)      (5.40)       (5.24)

See the date the subaccount commenced activity next to its name.

There is a Global Small Capitalization subaccount but it is not in the chart because it did not begin activity until 1998.

(C) FORMULAS Average annual total return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula--

P(1 + T)/n/ = ERV

Where: P = a hypothetical initial purchase payment of $1,000
T = average annual total return for the period in question n = number of years

ERV = redeemable value (as of the end of the period in question) of a hypothet-ical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been charged to contractowner accounts; 2) all applicable non-recurring charges are deducted at the end of the period in question; and 3) there will be a complete redemption at the end of the period in question.

(D) OTHER NON-STANDARDIZED INVESTMENT RESULTS:
The VAA may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertise-ments, brochures and reports. Such results may be computed on a cumulative and/or annualized basis.

Cumulative quotations are arrived at by calculating the change in the Accumula-tion Unit Value between the first and last day of the base period being mea-sured, and expressing the difference as a percentage of the unit value at the beginning of the base period.

Annualized quotations are arrived at by applying a formula which determines the level rate of return which, if earned over the entire base period, would pro-duce the cumulative return.

NON-STANDARDIZED INVESTMENT RESULTS
SUBACCOUNTS OF ACCOUNT H*

$10,000 INVESTED IN
THIS FUND THROUGH
AMERICAN LEGACY III
THIS MANY YEARS AGO...

                     ...WOULD HAVE GROWN TO THIS AMOUNT ON DECEMBER 31, 1997**

                                                                      With EGMDB
                                    -------------------------------------------------------------------------------
                                    Growth              Growth-Income       High-Yield Bond     Cash Management
-------------------------------------------------------------------------------------------------------------------
Number                                         Compound            Compound            Compound            Compound
of                                             Growth              Growth              Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate     Amount     Rate     Amount     Rate
-------------------------------------------------------------------------------------------------------------------
1                 12/31/96-12/31/97 $12,798.82 27.99%   $12,378.95 23.79%   $11,052.41 10.52%   $10,345.85 3.46%
2                 12/31/95-12/31/97  14,268.88 19.45     14,453.66 20.22     12,305.43 10.93     10,692.41 3.40
3                 12/31/94-12/31/97  18,705.50 23.21     18,907.63 23.66     14,738.96 13.80     11,101.62 3.54
4                 12/31/93-12/31/97  18,492.06 16.61     18,986.06 17.38     13,550.44  7.89     11,343.75 3.20
5                 12/31/92-12/31/97  21,328.63 16.36     20,986.91 15.98     15,557.22  9.24     11,457.60 2.76
Lifetime of fund  02/08/84-12/31/97  67,642.95 14.75     62,632.50 14.12     43,641.91 11.19     17,748.66 4.22
                                                                     Without EGMDB
                                    -------------------------------------------------------------------------------
                                    Growth              Growth-Income       High-Yield Bond     Cash Management
-------------------------------------------------------------------------------------------------------------------
Number                                         Compound            Compound            Compound            Compound
of                                             Growth              Growth              Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate     Amount     Rate     Amount     Rate
-------------------------------------------------------------------------------------------------------------------
1                 12/31/96-12/31/97 $12,818.21 28.18%   $12,397.56 23.98%   $11,068.91 10.69%   $10,361.46 3.61%
2                 12/31/95-12/31/97  14,312.62 19.64     14,497.80 20.41     12,342.87 11.10     10,725.10 3.56
3                 12/31/94-12/31/97  18,791.54 23.40     18,994.39 23.84     14,806.44 13.98     11,152.59 3.70
4                 12/31/93-12/31/97  18,605.44 16.79     19,102.32 17.56     13,633.24  8.06     11,413.20 3.36
5                 12/31/92-12/31/97  21,332.56 16.36     21,144.84 16.16     15,641.85  9.36     11,544.30 2.91
Lifetime of fund  02/08/84-12/31/97  68,562.25 14.86     63,952.08 14.29     44,467.45 11.34     18,122.68 4.37

*Although the subaccounts for the contracts did not commence activity until 1997, these figures are calculated as if the subaccounts had commenced activity at the same time as the corresponding underlying funds.
**For purposes of determining these investment results, American Legacy III's 1.40% annual asset charge and administrative fee for those contracts with EGMDB and 1.25% for those contracts without EGMDB have been taken into account. However, these examples do not assume redemption at the end of the period.

There is also a Global Small Capitalization subaccount but it is not in the chart because it did not begin activity until 1998.

                                        With EGMDB         Without EGMDB
                                    ------------------- -------------------
                                    U.S. Govt/AAA       U.S. Govt/AAA
---------------------------------------------------------------------------
Number                                         Compound            Compound
of                                             Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate
---------------------------------------------------------------------------
1                 12/31/96-12/31/97 $10,670.25  6.70%   $10,686.38  6.86%
2                 12/31/95-12/31/97  10,820.11  4.02     10,853.23  4.18
3                 12/31/94-12/31/97  12,280.54  7.09     12,336.99  7.25
4                 12/31/93-12/31/97  11,556.21  3.68     11,627.02  3.84
5                 12/31/92-12/31/97  12,651.73  4.82     12,735.74  4.96
Lifetime of fund  12/01/85-12/31/97  21,511.76  6.53     21,886.30  6.68
                                     Asset Allocation    Asset Allocation
                                    ------------------- -------------------
Number                                         Compound            Compound
of                                             Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate
---------------------------------------------------------------------------
1                 12/31/96-12/31/97 $11,847.68 18.48%   $11,865.45 18.65%
2                 12/31/95-12/31/97  13,490.87 16.15     13,531.99 16.33
3                 12/31/94-12/31/97  17,192.80 19.80     17,271.55 19.98
4                 12/31/93-12/31/97  16,864.61 13.96     16,967.69 14.13
5                 12/31/92-12/31/97  18,327.55 12.88     18,466.06 13.05
Lifetime of fund  08/01/89-12/31/97  23,300.15 10.57     23,596.09 10.74
                                       International       International
                                    ------------------- -------------------
Number                                         Compound            Compound
of                                             Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate
---------------------------------------------------------------------------
1                 12/31/96-12/31/97 $10,730.10  7.30%   $10,746.43  7.46%
2                 12/31/95-12/31/97  12,402.89 11.37     12,440.99 11.54
3                 12/31/94-12/31/97  13,746.60 11.19     13,809.92 11.36
4                 12/31/93-12/31/97  13,782.68  8.35     13,867.27  8.52
5                 12/31/92-12/31/97  18,315.11 12.87     18,361.30 12.92
Lifetime of fund  04/30/90-12/31/97  18,554.19  8.39     18,675.06  8.48
                                           Bond                Bond
                                    ------------------- -------------------
Number                                         Compound            Compound
of                                             Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate
---------------------------------------------------------------------------
1                 12/31/96-12/31/97 $10,835.40  8.35%   $10,851.86  8.52%
Lifetime of fund  01/02/96-12/31/97  11,304.03  6.33     11,316.06  6.39
                                       Global Growth       Global Growth
                                    ------------------- -------------------
Number                                         Compound            Compound
of                                             Growth              Growth
Years             Periods           Amount     Rate     Amount     Rate
---------------------------------------------------------------------------
Lifetime of fund  04/30/97-12/31/97 $10,732.30 11.11%   $10,750.86 11.40%

ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calcula-tion: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the con-tract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity pay-out will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4% per annum. The first annuity payout is determined by multiplying the bene-fit per $1,000 of value shown in the contract tables by the number of thou-sands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The 4% interest rate stated above is the mea-suring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds 4%, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not as-sociated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appro-priate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immedi-ately preceding valuation date by the product of:

(a) The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

(b) A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

PROOF OF AGE, SEX AND SURVIVAL
Lincoln Life may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

FEDERAL TAX STATUS

GENERAL
The operations of the VAA form a part of, and are taxed with, the operations of Lincoln Life under the Internal Revenue Code of 1986, as amended (the
Code). VAA investment income and realized net capital gains on the assets of the VAA are reinvested and taken into account in determining the accumulation and annuity unit values. As a result, such investment income and realized net capital gain are automatically retained as part of the reserves under the con-tract. Under existing federal income tax law, Lincoln Life believes that the VAA investment income and realized net capital gain are not taxed to the ex-tent they are retained as part of the reserves under the contract. According-ly, Lincoln Life does not anticipate that it will incur any federal income tax liability attributable to the VAA, and therefore it does not intend to make any provision for such taxes. However, if changes in the federal tax laws or interpretations thereof result in Lincoln Life's being taxed on income or gain attributable to the VAA, then Lincoln Life may impose a charge against the VAA (with respect to some or all (contracts) in order to make provision for pay-ment of such taxes.

TAX STATUS OF NON-QUALIFIED CONTRACTS
Section 817(h) of the code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate ac-counts of insurance companies) underlying the contract be adequately diversi-fied in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the code. The VAA, through each of the funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each of the funds in which the VAA invests may be invested. Capital Research and Management Company is not affiliated with Lincoln Life and Lincoln Life does not have control over the series, or its investments. However, Lincoln Life believes that each fund in which the VAA owns shares will meet the diversification requirements and that therefore the contracts will be treated as annuities under the code.

The regulations relating to diversification requirements do not provide guid-ance concerning the extent to which contractowners may direct their invest-ments to particular subaccounts of a separate account. When guidance is pro-vided, the contract may need to be modified to comply with that guidance. For these reasons, Lincoln Life reserves the right to modify the contract as nec-essary to prevent the contractowner from being considered the owner of the as-sets of the VAA.

In addition to the requirements of Section 817(h), code Section 72(s) provides that contracts will not be treated as annuity contracts for purposes of Sec-tion 72 unless the contract provides that (1) if any contractowner dies on or after the annuity starting date prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contractowner's death; and (2) if any contractowner dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the contractowner. These requirements are considered satisfied if any portion of the contractowner's interest that is payable to or for the benefit of a designated beneficiary is distributed over that designated beneficiary's life, or a period not extending beyond the des-ignated beneficiary's life expectancy, and if that distribution begins within one year of the contractowner's death. The designated beneficiary must be a natural person. No regulations interpreting these requirements have yet been issued. Thus, no assurance can be given that the provisions contained in con-tracts satisfy all such code requirements. However, Lincoln Life believes that such provisions in such contracts meet these requirements. Lincoln Life in-tends to review such provisions and modify them as necessary to assure that they comply with the requirements of Section 72(s) when clarified by regula-tions or otherwise.

TAX STATUS OF CONTRACTS USED WITH CERTAIN PLANS
The rules governing the tax treatment of contributions and distributions under qualified plans, as set forth in the code and applicable rulings and regula-tions, are complex and subject to change. These rules also vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of contracts with the various types of plans, based on Lincoln Life's un-derstanding of the current federal tax laws as interpreted by the Internal Revenue Service. Purchasers of contracts for use with such a plan and plan participants and beneficiaries should consult counsel and other competent ad-visers as to the suitability of the plan and the contract to their specific needs, and as to applicable code limitations and tax consequences. Partici-pants under such plans, as well as contractowners, annuitants, and beneficia-ries, should also be aware that the rights of any person to any benefits under such plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the contract.

Following are brief descriptions of the various types of plans and of the use of contracts in connection therewith.

PUBLIC SCHOOL SYSTEMS AND 501(C)(3) ORGANIZATIONS [SECTION 403(B) PLANS] Payments made to purchase annuity contracts by public school systems or code
Section 501(c)(3) organizations for their employees are excludable from the gross income of the employee to the extent that aggregate payments for the em-ployee do not exceed the exclusion allowance provided by Section 403(b) of the code, the over-all limits for excludable contributions of Section 415 of the code or the limit on elective contributions. Furthermore, the investment re-sults of the fund credited to the account are not taxable until benefits are received either in the form of annuity payouts, in a single sum or a withdraw-al.

If an employee's individual account is surrendered, usually the full amount received would be includable in income for that year at ordinary rates.

QUALIFIED CORPORATE EMPLOYEE'S PENSION AND PROFIT-SHARING TRUSTS AND QUALIFIED ANNUITY PLANS [SECTION 401(A) PLANS]
Payments made by a corporate employer and the increments on all payments for qualified corporate plans are not taxable as income to the employee until dis-tributed. However, the employee may be required to include these amounts in gross income prior to distribution if the qualified plan or trust loses its qualification. Corporate plans qualified under Sections 401(a) or 403(a) of the code are subject to extensive rules, including limita-tions on maximum contributions or benefits. For plan years beginning after De-cember 31, 1996, tax exempt organizations (except state and local governments) may have 401(k) plans.

Distributions of amounts in excess of non-deductible employee contributions are generally taxable as ordinary income. If an employee or beneficiary receives a lump-sum distribution, that is, if the employee or beneficiary receives in a single tax year the total amounts payable with respect to that employee, and the benefits are paid as a result of the employee's death or separation from service or after the employee attains 59 1/2, taxable gain may be eligible for special lump sum averaging treatment. These special tax rules are not available in all cases.

SELF-EMPLOYED INDIVIDUALS (H.R. 10 OR KEOGH)
Under code provisions, self-employed individuals may establish plans commonly known as H.R. 10 or Keogh plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. Such plans are subject to special rules in addition to those applicable to qualified corporate plans; therefore, purchasers of the contracts for use with H.R. 10 plans should seek competent advice as to suitability of plan documents and the funding contracts.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)
Under Section 408 of the code, individuals may participate in a retirement pro-gram known as Individual Retirement Annuity (IRA). An individual may make an annual IRA contribution of up to the lesser of $2,000 (or $4,000 if IRAs are maintained for both the individual and his nonworking spouse) or 100% of com-pensation. However, IRA contributions may be non-deductible in whole or in part if (1) the individual or his spouse is an active participant in certain other retirement programs and (2) the income of the individual (or of the individual and his spouse) exceeds a specified amount. Distributions from certain other IRA plans or qualified plans may be rolled over to an IRA on a tax deferred ba-sis without regard to the limit on contributions, provided certain requirements are met. Distributions from IRA's are subject to certain restrictions. Deduct-ible IRA contributions and all IRA earnings will be taxed as ordinary income when distributed. The failure to satisfy certain code requirements with respect to an IRA may result in adverse tax consequences.

ROTH IRA

Beginning in 1998, Roth IRA's may be established. Non-deductible contributions of $2,000 per year can be made to the Roth IRA. The contribution limits for de-ductible and non-deductible IRA's are coordinated. In general, distributions from a Roth IRA are not taxable and are not subject to the 10% early withdrawal penalty that applies to Traditional IRA's. A five-year holding period as well as other requirements must be satisfied if distributions are to be non-taxable. Assuming certain income restrictions are satisfied, a Traditional IRA can be converted to a Roth IRA. This is a taxable event.

DEFERRED COMPENSATION PLANS (457 PLANS)
Under the code provisions, employees and independent contractors (participants) performing services for state and local governments and certain tax-exempt or-ganizations may establish deferred compensation plans. While participants in such plans may be permitted to specify the form of investment in which their plan accounts will participate, all such investments are owned by the sponsor-ing employer and are subject to the claims of its creditors. Plans of state and local governments established on August 20, 1996, or later, must hold all as-sets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their beneficiaries. Section 457 plans that were in existence before August 20, 1996 are allowed until January 1, 1999 to meet this requirement. The amounts deferred under a plan which meet the re-quirements of Section 457 of the code are not taxable as income to the partici-pant until paid or otherwise made available to the participant or beneficiary. Deferrals are taxed as compensation from the employer when they are actually or constructively received by the employee. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $7,500, as increased for cost of living adjustments, or 33 1/3% of the participant's includable compen-sation. However, in limited circumstances, up to $15,000 may be deferred in each of the last three years before retirement.

SIMPLIFIED EMPLOYEE PENSION PLANS
[SECTION 408(K)]
An employer may make contributions on behalf of employees to a simplified em-ployee pension plan ("SEP") established prior to January 1, 1997, as provided by Section 408(k) of the code. The contributions and distribution dates are limited by the code provisions. All distributions from the plan will be taxed as ordinary income. Any distribution before the employee attains age 59 1/2 (except in the event of death or disability) or the failure to satisfy certain other code requirements may result in adverse tax consequences. For tax years after 1996, salary reduction SEPs (SAR/SEP) may no longer be established. How-ever, SAR/SEPs in existence prior to January 1, 1997 may continue to receive contributions.

SAVINGS INCENTIVE MATCHED PLAN FOR EMPLOYEES (SIMPLE)

Employers with 100 or fewer employees, who earned $5,000 during the preceding year, may establish SIMPLEs. For tax years beginning after December 31, 1996,

SIMPLE plans are available and may be in the form of an IRA or part of a 401(k) plan. Under a SIMPLE IRA, employees are permitted to make elective con-tributions to an IRA, stated as a percentage of the employee's compensation, but not to exceed $6,000 annually as indexed. Such deferrals are not subject to income tax until withdrawn. Withdrawals made by an employee in the first two years of the employee's participation are subject to a 25 percent penalty. Later withdrawals are subject to penalties applicable to IRAs. Under a SIMPLE 401(k), employee deferrals are limited to no more than $6,000 annually. Em-ployer contributions are usually required for each type of SIMPLE.

TAX ON DISTRIBUTIONS FROM
QUALIFIED CONTRACTS

The following rules generally apply to distributions from contracts purchased in connection with the plans discussed above, other than 457 plans and Roth IRAs.

The portion, if any, of any contribution under a contract made by or on behalf of an individual which is not excluded from the employee's gross income (gen-erally, the employee's own non-deductible contributions) constitutes his in-vestment in the contract. If a distribution is made in the form of annuity payouts, the employee's investment in the contract (adjusted for certain re-fund provisions) divided by his life expectancy (or other period for which an-nuity payouts are expected to be made) constitutes a return of capital each year. The dollar amount of annuity payouts received in any year in excess of such return is taxable as ordinary income. However, all distributions will be fully taxable once the employee is deemed to have recovered the dollar amount of his investment in the contract. Notwithstanding the above, if the employ-ee's annuity starting date was on or before July 1, 1986 and if his investment in the contract will be recovered within three years of his annuity starting date, no amount is included in income until he has fully recovered such in-vestment. Rules generally provide that all distributions which are not re-ceived as an annuity will be taxed as a pro rata distribution of taxable and non-taxable amounts (rather than as a distribution first of non-taxable amounts).

If a surrender of or withdrawal from the contract is effected and a distribu-tion is made in a single payment, the proceeds may qualify for special lump-sum distribution treatment under certain qualified plans, as discussed above. Otherwise, the amount by which the payment exceeds the investment in the con-tract (adjusted for any prior withdrawals) allocated to that payment, if any, will be taxed as ordinary income in the year of receipt.

Distributions from Section 401(a) plans, Section 403(b) plans, IRAs, SEPs and Keoghs will be subject to a 10% penalty tax if made before age 59 1/2 unless certain other exceptions apply. Failure to meet certain minimum distribution requirements for the above plans, as well as for Section 457 plans, will re-sult in a 50% excise tax. Various other adverse tax consequences may also be potentially applicable in certain circumstances to these types of plans.

Upon an annuitant's death, the taxation of benefits payable to his beneficiary generally follow these same principles, subject to a variety of special rules.

OTHER CONSIDERATIONS
It should be understood that the foregoing comments about the federal tax con-sequences under these contracts are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the foregoing discussion does not address any applicable state, local, or for-eign tax laws. In recent years, numerous changes have been made in the federal income tax treatment of contracts and retirement plans, which are not fully discussed above. Before an investment is made in any of the above plans, a tax adviser should be consulted.

ADVERTISING AND SALES
LITERATURE

As set forth in the Prospectus, Lincoln Life may refer to the following orga-nizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affect-ing the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantita-tive and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

DUFF & PHELPS insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S. licensed insurance companies, both mutual and stock.

EAFE INDEX is prepared by Morgan Stanley Capital International (MSCI). It mea-sures performance of securities in Europe, Australia and the Far East. The in-dex reflects the movements of world stock markets by representing the evolu-tion of an unmanaged portfolio. The EAFE Index offers international diversifi-cation with over 1,000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper cur-rently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance compa-nies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive sta-tistical and analytical coverage of open-end and closed-end funds and variable annuities.

STANDARD & POOR'S insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key el-ement in the rating determination for such debt issues.

VARDS (VARIABLE ANNUITY RESEARCH DATA SERVICE) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable con-tracts.

STANDARD & POOR'S INDEX -- broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of out-standing shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

NASDAQ-OTC PRICE INDEX -- this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value- weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) -- price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the VAA and the series funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

INTERNET. An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and adver-tisement literature.

DOLLAR-COST AVERAGING. (DCA) -- You may systematically transfer on a monthly basis amounts from certain subaccounts into the subaccounts or the fixed side of the contract. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by complet-ing an election form available from us. The minimum amount to be dollar cost averaged is $10,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity com-mencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your tel-ephone authorization on file. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

AUTOMATIC WITHDRAWAL SERVICE. (AWS) -- AWS provides an automatic, periodic withdrawal of contract value to you. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value re-quired to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to our home office. If tele-phone authorization has been elected, certain changes may be made by tele-phone. Notwithstanding the requirements of the program, any withdrawal must be permitted by Section 401(a)(9) of the code for qualified plans or permitted under Section 72 for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges. Currently, there is no charge for this service. However, we reserve the right to impose one. If a charge is imposed, it will not exceed $25 per transaction or 2% of the amount withdrawn, which-ever is less. We reserve the right to discontinue this service at any time.

CROSS-REINVESTMENT SERVICE -- Under this option, account value in a designated variable subaccount or the fixed side of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) or the fixed side of the contract at specific intervals. You may elect to participate in cross-reinvestment at the time of application or at any time before the annuity commencement date by sending a written request to our home office or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross-reinvestment will continue until we receive authorization to ter-minate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this service at any time.

LINCOLN LIFE'S CUSTOMERS. Sales literature for the VAA and the series' funds may refer to the number of employers and the number of individual annuity cli-ents which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 15,000 employers and had more than 1 million annuity clients.

LINCOLN LIFE'S ASSETS, SIZE. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 1997 Lincoln Life had statutory admitted as-sets of over $58 billion.

FINANCIAL STATEMENTS
Financial statements for the VAA and Lincoln Life appear on the following pages.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

STATEMENT OF NET ASSETS

DECEMBER 31, 1997

                                    Combined        Legacy II       Legacy III
--------------------------------------------------------------------------------
ASSETS:
 Investment Securities - at market
  (cost $12,943,058,221)            $15,811,428,616 $15,301,632,118 $509,796,498
 Liability - Payable to The Lincoln
  Life Insurance Company                    586,537         567,475       19,062
----------------------------------- --------------- --------------- ------------
Net assets                           15,810,842,079  15,301,064,643  509,777,436
----------------------------------- =============== =============== ============
CONTRACT OWNER RESERVES:
 Reserves for Redeemable Annuity
  Contracts                          15,771,427,071  15,264,270,522  507,156,549
 Reserves for Annuity Contracts On
  Benefit                                39,415,008      36,794,121    2,620,887
----------------------------------- --------------- --------------- ------------
Total contract owner reserves       $15,810,842,079 $15,301,064,643 $509,777,436
----------------------------------- =============== =============== ============

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 1997

                                  Combined        Legacy II       Legacy III
------------------------------------------------------------------------------
Net Investment Income:
 . Dividends from Investment
   Income                         $  326,829,337  $  322,253,841  $ 4,575,496
 --------------------------------
 . Dividends from Net Realized
   Gains on Investments            1,420,362,090   1,382,510,372   37,851,718
 --------------------------------
 . Mortality and Expense
   Guarantees:
 --------------------------------
  . Legacy w/o Guaranteed Minimum
    Death Benefit Rider             (190,589,831)   (190,218,555)    (371,276)
  . Legacy w/ Guaranteed Minimum
    Death Benefit Rider               (4,873,326)     (3,183,556)  (1,689,770)
--------------------------------- --------------  --------------  -----------
NET INVESTMENT INCOME              1,551,728,270   1,511,362,102   40,366,168
---------------------------------
Net realized and unrealized gain
 (loss) on investments:
 . Net Realized Gain on
   Investments                       220,798,258     220,794,057        4,201
 --------------------------------
 . Net Change in Unrealized
   Appreciation or Depreciation
   on Investments                    792,118,810     823,411,043  (31,292,233)
--------------------------------- --------------  --------------  -----------
NET GAIN (LOSS) ON INVESTMENTS     1,012,917,068   1,044,205,100  (31,288,032)
--------------------------------- --------------  --------------  -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS        $2,564,645,338  $2,555,567,202   $9,078,136
--------------------------------- ==============  ==============  ===========

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF CHANGES IN NET ASSETS

                                            Combined
                                            Year Ended December 31,
                                            1997             1996
----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1                     $12,596,374,351  $ 9,838,094,560
Changes from operations:
 . Net Investment Income                      1,551,728,270      852,218,931
 ------------------------------------------
 . Net Realized Gain on Investments             220,798,258       78,069,710
 ------------------------------------------
 . Net Change in Unrealized Appreciation or
   Depreciation on Investments                  792,118,810      553,623,030
------------------------------------------- ---------------  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                   2,564,645,338    1,483,911,671
-------------------------------------------
Net increase from unit transactions             649,822,390    1,274,368,120
------------------------------------------- ---------------  ---------------
TOTAL INCREASE IN NET ASSETS                  3,214,467,728    2,758,279,791
------------------------------------------- ---------------  ---------------
NET ASSETS AT DECEMBER 31                   $15,810,842,079  $12,596,374,351
------------------------------------------- ===============  ===============
                                            Legacy II
                                            Year Ended December 31,
                                            1997             1996
----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1                     $12,596,374,351  $ 9,838,094,560
Changes from operations:
 . Net Investment Income                      1,511,362,102      852,218,931
 ------------------------------------------
 . Net Realized Gain on Investments             220,794,057       78,069,710
 ------------------------------------------
 . Net Change in Unrealized Appreciation or
   Depreciation on Investments                  823,411,043      553,623,030
------------------------------------------- ---------------  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                   2,555,567,202    1,483,911,671
-------------------------------------------
Net increase from unit transactions             149,123,090    1,274,368,120
------------------------------------------- ---------------  ---------------
TOTAL INCREASE IN NET ASSETS                  2,704,690,292    2,758,279,791
------------------------------------------- ---------------  ---------------
NET ASSETS AT DECEMBER 31                   $15,301,064,643  $12,596,374,351
------------------------------------------- ===============  ===============
                                            Legacy III
                                            Year Ended December 31,
                                            1997             1996
----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1                     $           --   $           --
Changes from operations:
 . Net Investment Income                         40,366,168              --
 ------------------------------------------
 . Net Realized Gain on Investments                   4,201              --
 ------------------------------------------
 . Net Change in Unrealized Appreciation or
   Depreciation on Investments                  (31,292,233)             --
------------------------------------------- ---------------  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                       9,078,136              --
-------------------------------------------
Net increase from unit transactions             500,699,300              --
------------------------------------------- ---------------  ---------------
TOTAL INCREASE IN NET ASSETS                    509,777,436              --
------------------------------------------- ---------------  ---------------
NET ASSETS AT DECEMBER 31                   $   509,777,436              --
------------------------------------------- ===============  ===============

See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL

STATEMENTS

1. ACCOUNTING POLICIES & ACCOUNT INFORMATION

The Account: Lincoln National Variable Annuity Account H (Variable Account) is a segregated investment account of The Lincoln Life Insurance Company (the Company) and is registered under the Investment Company Act of 1940, as amend-ed, as a unit investment trust. The Variable Account consists of two products, each with a Company annuity contract offering a guaranteed minimum death bene-fit (GMDB) rider option. The available contracts are as follows:

 . Legacy II

 . Legacy III

Effective April 30, 1997, the Legacy III contract became available to clients of the Company.

Investments: The Variable Account invests in the American Variable Insurance Series (AVIS) which consists of nine funds. Growth Income Fund, Growth Fund, Asset Allocation Fund, High-Yield Bond Fund, U.S. Government/AAA-Rated Securi-ties Fund, Cash Management Fund, International Fund, Bond Fund and Global Growth Fund (the Funds). Legacy II and Legacy III invest in different classes of shares of the Funds and these investments are stated at the closing net as-set value per share on December 31, 1997. AVIS is registered as an open-ended management investment company.

Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts in-volving life contingencies are calculated using a modification of the 1971 In-dividual Annuitant Mortality Table and an assumed investment rate of 4%.

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at a per-centage of the current value of the Variable Account each day. The rates are as follows for the two contract types and the corresponding rider options within the Variable Account:

 . Legacy II at a daily rate of .0036986% (1.35% on an annual basis),

 . Legacy II with GMDB rider at a daily rate of .0041096% (1.50% on an annual basis),

 . Legacy III at a daily rate of .0034247% (1.25% on an annual basis),

 . Legacy III with GMDB rider at a daily rate of .0038356% (1.40% on an annual basis).

In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges were as follows during 1997:

                                             Legacy II   Legacy III
-------------------------------------------------------------------
Growth Account                               $ 4,271,353  $ 2,289
International Account                          2,730,589    1,041
Growth-Income Account                          5,752,656    3,507
Asset Allocation Account                       1,257,664      525
Bond Account                                      82,345       18
High-Yield Bond Account                          676,920        2
U.S. Govemment/AAA-Rated Securities Account      522,461        0
Cash Management Account                          846,158    5,474
Global Growth                                     19,384       75
-------------------------------------------  -----------  -------
                                             $16,159,530  $12,931
                                             ===========  =======

  Accordingly, the Company is responsible for all sales, general and adminis-trative expenses applicable to the Variable Account.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS CONTINUED


3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of investments purchased and the aggregate proceeds from in-vestments sold were as follows for 1997:

                                           Combined
                                                          Aggregate
                                           Aggregate Cost Proceeds from
                                           of Purchases   Sales
------------------------------------------------------------------------
Growth Fund                                $  836,767,470 $  315,018,391
International Fund                            564,889,484    232,328,305
Growth Income Fund                          1,141,868,690    273,691,162
Asset Allocation Fund                         259,444,048     56,187,274
Bond Fund                                      75,261,595      6,852,372
High-Yield Bond Fund                          150,674,021     47,048,225
U.S. Government/AAA-Rated Securities Fund      58,354,968     82,569,794
Cash Management Fund                          245,442,791    263,189,288
Global Growth Fund                            134,431,778      2,535,813
-----------------------------------------  -------------- --------------
                                           $3,467,134,845 $1,279,420,624
                                           ============== ==============
                                           Legacy II
                                                          Aggregate
                                           Aggregate Cost Proceeds from
                                           of Purchases   Sales
------------------------------------------------------------------------
Growth Fund                                $  736,424,112 $  314,963,526
International Fund                            501,092,644    232,215,097
Growth Income Fund                            934,180,895    273,627,544
Asset Allocation Fund                         206,522,044     55,976,479
Bond Fund                                      60,949,172      6,822,825
High-Yield Bond Fund                          125,217,747     47,044,780
U.S. Government/AAA-Rated Securities Fund      47,866,400     80,773,680
Cash Management Fund                          223,068,178    255,555,698
Global Growth Fund                             80,665,045      2,376,917
-----------------------------------------  -------------- --------------
                                           $2,915,986,237 $1,269,356,546
                                           ============== ==============
                                           Legacy III
                                                          Aggregate
                                           Aggregate Cost Proceeds from
                                           of Purchases   Sales
------------------------------------------------------------------------
Growth Fund                                $  100,343,358 $       54,865
International Fund                             63,796,840        113,208
Growth Income Fund                            207,687,795         63,618
Asset Allocation Fund                          52,922,004        210,795
Bond Fund                                      14,312,423         29,547
High-Yield Bond Fund                           25,456,274          3,445
U.S. Government/AAA-Rated Securities Fund      10,488,568      1,796,114
Cash Management Fund                           22,374,613      7,633,590
Global Growth Fund                             53,766,733        158,896
-----------------------------------------  -------------- --------------
                                           $  551,148,608 $   10,064,078
                                           ============== ==============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS CONTINUED

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

                                                 Legacy II                    Legacy III
                                                 Units         Amount         Units        Amount
--------------------------------------------------------------------------------------------------------
Growth Account
Accumulation Units:
Contract purchases                                238,284,940  $ 728,546,239   75,302,468  $ 90,888,019
------------------------------------------------
Terminated contracts & transfers to annuity
 reserves                                        (259,330,680)  (776,465,942)  (1,404,144)   (1,946,987)
------------------------------------------------ ------------  -------------  -----------  ------------
                                                  (21,045,740)   (47,919,703)  73,898,324    88,941,032
Annuity Reserves:
Transfers from accum. Units & between accts.          787,251      1,980,548      544,941       676,526
------------------------------------------------
Annuity payments                                     (476,043)    (1,158,554)     (30,018)      (36,798)
------------------------------------------------
Receipt (payment) of mortality guarantee adj.          16,761         47,626            0             0
------------------------------------------------ ------------  -------------  -----------  ------------
                                                      327,969        869,620      514,923       639,728
                                                 ------------  -------------  -----------  ------------
Account Total:                                    (20,717,771)   (47,050,083)  74,413,247    89,580,760
------------------------------------------------
International Account
Accumulation Units:
Contract purchases                                254,391,249    563,896,305   54,896,368    59,737,776
------------------------------------------------
Terminated contracts & transfers to annuity
 reserves                                        (249,942,107)  (559,225,049)  (1,574,793)   (2,024,029)
------------------------------------------------ ------------  -------------  -----------  ------------
                                                    4,449,142      4,671,256   53,321,575    57,713,747
Annuity Reserves:
Transfers from accum. Units & between accts.        1,013,140      1,901,955      187,062       204,394
------------------------------------------------
Annuity payments                                     (505,294)      (976,576)      (7,659)       (7,992)
------------------------------------------------
Receipt (payment) of mortality guarantee adj.           6,871         12,677         (105)         (105)
------------------------------------------------ ------------  -------------  -----------  ------------
                                                      514,717        938,056      179,298       196,297
                                                 ------------  -------------  -----------  ------------
Account Total:                                      4,963,859      5,609,312   53,500,873    57,910,044
------------------------------------------------
Growth-Income Account
Accumulation Units:
Contract purchases                                345,247,553    986,854,299  166,504,709   191,858,393
------------------------------------------------
Terminated contracts & transfers to annuity
 reserves                                        (308,301,070)  (905,566,078)  (2,832,635)   (3,799,497)
------------------------------------------------ ------------  -------------  -----------  ------------
                                                   36,946,483     81,288,221  163,672,074   188,058,896
Annuity Reserves:
Transfers from accum. Units & between accts.        1,318,985      3,337,569      762,112       899,607
------------------------------------------------
Annuity payments                                     (745,210)    (1,900,756)     (41,987)      (49,315)
------------------------------------------------
Receipt (payment) of mortality guarantee adj.          12,634         33,680         (357)         (414)
------------------------------------------------ ------------  -------------  -----------  ------------
                                                      586,409      1,470,493      719,768       849,878
                                                 ------------  -------------  -----------  ------------
Account Total:                                     37,532,892     82,758,714  164,391,842   188,908,774
Asset Allocation Account
Accumulation Units:
Contract purchases                                 99,487,819    253,359,668   45,808,506    51,111,537
------------------------------------------------
Terminated contracts & transfers to annuity
 reserves                                                                          1.2504
                                                  (74,895,282)  (201,113,144)  (1,327,543)   (1,659,971)
------------------------------------------------ ------------  -------------  -----------  ------------
                                                   24,592,537     52,246,524   44,480,964    49,451,566
Annuity Reserves:
Transfers from accum. Units & between accts.          779,739      1,701,628      118,021       134,397
------------------------------------------------
Annuity payments                                     (425,728)      (939,220)      (3,183)       (3,613)
------------------------------------------------
Receipt (payment) of mortality guarantee adj.           4,785         11,258            0             0
------------------------------------------------ ------------  -------------  -----------  ------------
                                                      358,796        773,666      114,838       130,784
                                                 ------------  -------------  -----------  ------------
Account Total:                                     24,951,333     53,020,190   44,595,802    49,582,350

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS CONTINUED

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                                 Legacy II                    Legacy III
                                                 Units         Amount         Units        Amount
--------------------------------------------------------------------------------------------------------
Bond Account
Accumulation Units:
Contract purchases                                 67,545,512  $  80,136,740   13,364,059  $ 14,154,820
------------------------------------------------
Terminated contracts & transfers to annuity
 reserves                                         (24,241,138)   (33,142,189)    (404,465)     (424,215)
------------------------------------------------ ------------  -------------  -----------  ------------
                                                   43,304,374     46,994,551   12,959,594    13,730,605
Annuity Reserves:
Transfers from accum. Units & between accts.          615,032        691,290      123,284       132,811
------------------------------------------------
Annuity payments                                      (91,077)      (102,359)      (3,066)       (3,293)
------------------------------------------------
Receipt (payment) of mortality guarantee adj.            (206)          (234)           0             0
------------------------------------------------ ------------  -------------  -----------  ------------
                                                      523,749        588,697      120,218       129,518
                                                 ------------  -------------  -----------  ------------
Account Total:                                     43,828,123     47,583,248   13,079,812    13,860,123
High-Yield Bond Account
Accumulation Units:
Contract purchases                                 71,467,210    184,270,318   23,184,054    24,783,776
------------------------------------------------
Terminated contracts & transfers to annuity
 reserves                                         (60,381,200)  (160,961,554)    (518,161)     (581,153)
------------------------------------------------ ------------  -------------  -----------  ------------
                                                   11,086,010     23,308,764   22,665,893    24,202,623
Annuity Reserves:
Transfers from accum. Units & between accts.          281,001        602,849      180,292       195,211
------------------------------------------------
Annuity payments                                     (128,221)      (269,443)      (6,899)       (7,401)
------------------------------------------------
Receipt (payment) of mortality guarantee adj.          (2,157)        (4,844)           0             0
------------------------------------------------ ------------  -------------  -----------  ------------
                                                      150,623        328,562      173,393       187,810
                                                 ------------  -------------  -----------  ------------
Account Total:                                     11,236,633     23,637,326   22,839,286    24,390,433
U.S Government/AAA-Rated Account
Accumulation Units:
Contract purchases                                 41,386,459     83,083,299   10,741,078    10,953,372
------------------------------------------------
Terminated contracts & transfers to annuity
 reserves                                         (75,125,421)  (137,391,592)  (2,855,925)   (2,791,708)
------------------------------------------------ ------------  -------------  -----------  ------------
                                                  (33,738,962)   (54,308,293)   7,885,153     8,161,664
Annuity Reserves:
Transfers from accum. Units & between accts.           (3,273)        (2,080)     315,587       331,202
------------------------------------------------
Annuity payments                                     (119,164)      (193,843)     (14,183)      (14,806)
------------------------------------------------
Receipt (payment) of mortality guarantee adj.         (21,861)       (37,097)        (107)         (114)
------------------------------------------------ ------------  -------------  -----------  ------------
                                                     (144,298)      (233,020)     301,297       316,282
                                                 ------------  -------------  -----------  ------------
Account Total:                                    (33,883,260)   (54,541,313)   8,186,450     8,477,946
Cash Management Account
Accumulation Units:
Contract purchases                                268,850,528    437,685,502   28,016,677    28,789,775
------------------------------------------------
Terminated contracts & transfers to annuity
 reserves                                        (298,457,449)  (477,381,751) (13,733,991)  (14,362,271)
------------------------------------------------ ------------  -------------  -----------  ------------
                                                  (29,606,921)   (39,696,249)  14,282,686    14,427,504
Annuity Reserves:
Transfers from accum. Units & between accts.         (182,663)      (238,314)           0             0
------------------------------------------------
Annuity payments                                     (143,177)      (192,442)           0             0
------------------------------------------------
Receipt (payment) of mortality guarantee adj.           1,305          1,762            0             0
------------------------------------------------ ------------  -------------  -----------  ------------
                                                     (324,535)      (428,994)           0             0
                                                 ------------  -------------  -----------  ------------
Account Total:                                    (29,931,456)   (40,125,243)  14,282,686    14,427,504

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS CONTINUED

4. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS CONTINUED

                                                 Legacy II                 Legacy III
                                                 Units       Amount        Units       Amount
----------------------------------------------------------------------------------------------------
Global Growth Account
Accumulation Units:
Contract purchases                               81,389,511  $ 94,807,473  50,699,765  $ 54,736,214
------------------------------------------------
Terminated contracts & transfers to annuity
 reserves                                        (8,248,535)  (16,701,300) (1,195,537)   (1,342,871)
------------------------------------------------ ----------  ------------  ----------  ------------
                                                 73,140,976    78,106,173  49,504,228    53,393,343
Annuity Reserves:
Transfers from accum. Units & between accts.        123,148       129,435     159,025       175,393
------------------------------------------------
Annuity payments                                     (4,358)       (4,669)     (6,739)       (7,262)
------------------------------------------------
Receipt (payment) of mortality guarantee adj.             0             0        (103)         (108)
------------------------------------------------ ----------  ------------  ----------  ------------
                                                    118,790       124,766     152,183       168,023
                                                 ----------  ------------  ----------  ------------
Account Total:                                   73,259,766    78,230,939  49,656,411    53,561,366
                                                 ----------  ------------  ----------  ------------
PRODUCT TOTAL                                                $149,123,090              $500,699,300
------------------------------------------------             ============              ============

5. SUMMARY OF UNITS OUTSTANDING AT 12/31/97

                        Accumulation  Reserve    Unit    Accumulation    Reserve
Legacy II Investments   Units         Units      Value   Amount          Amount      Net Asset Total
----------------------------------------------------------------------------------------------------
Legacy II
Growth Fund             1,371,456,096  3,276,283 $ 2.942 $ 4,034,333,274 $ 9,637,653 $ 4,043,970,927
International Fund      1,251,630,743  3,152,825   1.889   2,363,901,327   5,954,605   2,369,855,932
Growth Income Fund      2,042,635,917  4,760,223   2.727   5,570,035,673  12,980,586   5,583,016,259
Asset Allocation Fund     538,888,224  1,925,954   2.390   1,288,182,052   4,603,885   1,292,785,937
Bond Fund                 112,840,010    563,924   1.135     128,038,263     639,878     128,678,141
High-Yield Bond Fund      295,795,685    523,596   2.253     666,318,704   1,179,469     667,498,173
U.S. Government/AAA-
 Rated Securities Fund    232,571,089    734,916   1.697     394,672,212   1,247,150     395,919,362
Cash Management Fund      131,494,182    313,235   1.351     177,602,876     423,071     178,025,947
Global Growth Fund         70,350,506    118,790   1.076      75,700,581     127,824      75,828,405
                        ------------- ----------         --------------- ----------- ---------------
Subtotal                6,047,662,452 15,369,746          14,698,784,962  36,794,121  14,735,579,083
Legacy II with GMDB
 Rider
Growth Fund                50,809,398        --    2.939     149,316,846         --      149,316,846
International Fund         43,964,354        --    1.886      82,911,160         --       82,911,160
Growth Income Fund         87,728,733        --    2.724     238,988,462         --      238,988,462
Asset Allocation Fund      19,040,601        --    2.388      45,470,596         --       45,470,596
Bond Fund                   3,171,343        --    1.134       3,594,882         --        3,594,882
High-Yield Bond Fund        9,318,441        --    2.250      20,970,022         --       20,970,022
U.S. Government/AAA-
 Rated Securities Fund      7,484,513        --    1.695      12,688,557         --       12,688,557
Cash Management Fund        6,333,165        --    1.349       8,545,332         --        8,545,332
Global Growth Fund          2,790,470        --    1.075       2,999,703         --        2,999,703
                        ------------- ----------         --------------- ----------- ---------------
Subtotal                  230,641,018        --              565,485,560         --      565,485,560
                        ------------- ----------         --------------- ----------- ---------------
TOTAL LEGACY II         6,278,303,470 15,369,746         $15,264,270,522 $36,794,121 $15,301,064,643
                        ============= ==========         =============== =========== ===============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS CONTINUED

5. SUMMARY OF UNITS OUTSTANDING AT 12/31/97 CONTINUED

                        Accumulation Reserve   Unit   Accumulation Reserve    Net Asset
Legacy III Investments  Units        Units     Value  Amount       Amount     Total
------------------------------------------------------------------------------------------
Legacy III
Growth Fund              12,933,461    514,923 $1.256 $ 16,241,826 $  646,640  $16,888,466
International Fund        8,628,728    179,298  1.025    8,843,539    183,762    9,027,301
Growth Income Fund       31,735,011    719,767  1.187   37,674,736    854,484   38,529,220
Asset Allocation Fund     9,909,379    114,838  1.141   11,302,043    130,977   11,433,020
Bond Fund                 2,561,568    120,218  1.081    2,768,578    129,934    2,898,512
High-Yield Bond Fund      3,665,424    173,394  1.096    4,017,386    190,043    4,207,429
U.S. Government/AAA-
 Rated Securities Fund    1,559,073    301,297  1.067    1,663,299    321,439    1,984,738
Cash Management Fund      3,421,740          0  1.024    3,505,520        --     3,505,520
Global Growth Fund        8,427,168    152,182  1.075    9,059,867    163,608    9,223,475
                        -----------  ---------        ------------ ---------- ------------
Subtotal                 82,841,552  2,275,917          95,076,794  2,620,887   97,697,681
Legacy III with GMDB
 Rider
Growth Fund              60,964,863        --   1.255   76,481,573        --    76,481,573
International Fund       44,692,847        --   1.024   45,759,103        --    45,759,103
Growth Income Fund      131,937,064        --   1.186  156,474,168        --   156,474,168
Asset Allocation Fund    34,571,585        --   1.139   39,390,796        --    39,390,796
Bond Fund                10,398,026        --   1.080   11,226,674        --    11,226,674
High-Yield Bond Fund     19,000,468        --   1.095   20,804,333        --    20,804,333
U.S. Government/AAA
 Rated Securities Fund    6,326,080        --   1.066    6,742,199        --     6,742,199
Cash Management Fund     10,860,946        --   1.023   11,115,710        --    11,115,710
Global Growth Fund       41,077,061        --   1.073   44,085,199        --    44,085,199
                        -----------  ---------        ------------ ---------- ------------
Subtotal                359,828,940        --          412,079,755        --   412,079,755
                        -----------  ---------        ------------ ---------- ------------
TOTAL LEGACY III        442,670,492  2,275,917        $507,156,549 $2,620,887 $509,777,436
                        ===========  =========        ============ ========== ============

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS CONTINUED

6. INVESTMENTS

Fund shares are purchased at the net asset value with net contract payments (contract purchases less surrenders/withdrawals and amounts payable to the Com-pany for administrative and surrender charges) and with reinvestment of distri-butions made by the funds. The following is a summary of fund shares owned at 12/31/97.

                                                                           Growth-         Asset
                                           Growth          International   Income          Allocation
Legacy II                 Combined         Account         Account         Account         Account
----------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units:       $ 8,358,967,609  $2,003,869,722  $1,659,126,839  $2,866,827,684  $  742,273,809
------------------------
Annuity reserves               25,061,775       6,497,773       4,653,049       7,970,551       3,032,551
------------------------  ---------------  --------------  --------------  --------------  --------------
                            8,384,029,384   2,010,367,495   1,663,779,888   2,874,798,235     745,306,360
Accumulated net
 investment Income          3,590,085,058     990,362,936     487,157,071   1,416,815,693     316,569,207
------------------------
Accumulated net realized
 gain (loss) on
 investments                  427,287,573     202,797,593      81,071,588     121,510,140      21,201,350
------------------------
Net unrealized
 appreciation
 (depreciation) on
 investments:               2,899,662,628     989,759,730     220,758,551   1,408,880,664     255,179,617
------------------------  ---------------  --------------  --------------  --------------  --------------
                          $15,301,064,643  $4,193,287,754  $2,452,767,098  $5,822,004,732  $1,338,256,534
                          ===============  ==============  ==============  ==============  ==============
                                                                           Growth-         Asset
                                           Growth          International   Income          Allocation
Legacy III                Combined         Account         Account         Account         Account
----------------------------------------------------------------------------------------------------------
Unit Transactions:
Accumulation units        $   498,080,980  $   88,941,032  $   57,713,747  $  188,058,896  $   49,451,566
------------------------
Annuity reserves                2,618,320         639,728         196,297         849,878         130,784
------------------------  ---------------  --------------  --------------  --------------  --------------
                              500,699,300      89,580,760      57,910,044     188,908,774      49,582,350
Accumulated net
 investment income             40,366,168      10,704,245       5,771,525      18,708,120       3,126,965
------------------------
Accumulated net realized
 gain (loss) on
 investments                        4,201             527          (7,333)            667            (395)
------------------------
Net unrealized
 appreciation
 (depreciation) on
 investments                  (31,292,233)     (6,915,495)     (8,887,830)    (12,614,175)     (1,885,103)
------------------------  ---------------  --------------  --------------  --------------  --------------
                          $   509,777,436  $   93,370,037  $   54,786,406  $  195,003,386  $   50,823,817
                          ===============  ==============  ==============  ==============  ==============

                                  U.S. Govt
                High-Yield        AAA-Rated         Cash              Global
Bond            Bond              Securities        Management        Growth
Account         Account           Account           Account           Account
----------------------------------------------------------------------------------
$118,997,145    $467,704,460      $275,537,472      $146,524,305      $78,106,173
     628,697         882,339           928,647           343,402          124,766
------------    ------------      ------------      ------------      -----------
 119,625,842     468,586,799       276,466,119       146,867,707       78,230,939
   8,455,007     190,781,522       140,066,935        39,822,418           54,269
     297,279       2,774,032        (3,534,889)        1,165,921            4,559
   3,894,897      26,325,845        (4,390,246)       (1,284,770)         538,340
------------    ------------      ------------      ------------      -----------
$132,273,025    $688,468,198      $408,607,919      $186,571,276      $78,828,107
============    ============      ============      ============      ===========
                                  U.S. Govt
                High-Yield        AAA-Rated         Cash              Global
Bond            Bond              Securities        Management        Growth
Account         Account           Account           Account           Account
----------------------------------------------------------------------------------
$ 13,730,605    $ 24,202,623      $  8,161,664      $ 14,427,504      $53,393,343
     129,518         187,810           316,282               --           168,023
------------    ------------      ------------      ------------      -----------
  13,860,123      24,390,433         8,477,946        14,427,504       53,561,366
     422,226       1,061,465           214,181           312,971           44,470
         118               9            11,144            (1,065)             529
    (157,282)       (440,143)           23,665          (118,178)        (297,692)
------------    ------------      ------------      ------------      -----------
$ 14,125,185    $ 25,011,764      $  8,726,936      $ 14,621,232      $53,308,673
============    ============      ============      ============      ===========

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS CONTINUED

7. NET ASSETS

                                                   Net
                        Percentage Shares          Asset  Value of        Cost of         Unrealized
Legacy II Investments   of Net     Outstanding     Value  Shares          Shares          Appreciation
---------------------------------------------------------------------------------------------------------
Growth Fund                27.4%    93,229,053.011 $44.98 $ 4,193,442,804 $ 3,203,683,074 $  989,759,730
International Fund         16.0%   169,396,297.263  14.48   2,452,858,384   2,232,099,833    220,758,551
Growth Income Fund         38.0%   159,863,282.211  36.42   5,822,220,738   4,413,340,074  1,408,880,664
Asset Allocation Fund       8.8%    87,356,799.553  15.32   1,338,306,169   1,083,126,552    255,179,617
Bond Fund                   0.9%    12,682,448.341  10.43     132,277,936     128,383,039      3,894,897
High-Yield Bond Fund        4.5%    46,964,102.195  14.66     688,493,738     662,167,893     26,325,845
U.S. Government/AAA-
 Rated Securities Fund      2.7%    36,812,889.048  11.10     408,623,068     413,013,314     (4,390,246)
Cash Management Fund        1.2%    16,946,253.787  11.01     186,578,254     187,863,024     (1,284,770)
Global Growth Fund          0.5%     7,312,711.250  10.78      78,831,027      78,292,687        538,340
                          ------                          --------------- --------------- --------------
LEGACY II TOTAL           100.0%                          $15,301,632,118 $12,401,969,490 $2,899,662,628
                          ======                          =============== =============== ==============
Legacy III Investments
Growth Fund (class II
 shares)                   18.3%     2,076,351.452 $44.97 $    93,373,525 $   100,289,020   $ (6,915,495)
International Fund
 (class II shares)         10.7%     3,783,734.077  14.48      54,788,469      63,676,299     (8,887,830)
Growth Income Fund
 (class II shares)         38.2%     5,355,964.534  36.41     195,010,669     207,624,844    (12,614,175)
Asset Allocation Fund
 (class II shares)         10.0%     3,319,772.098  15.31      50,825,711      52,710,814     (1,885,103)
Bond Fund (class II
 shares)                    2.8%     1,354,334.833  10.43      14,125,712      14,282,994       (157,282)
High-Yield Bond Fund
 (class II shares)          4.9%     1,707,351.222  14.65      25,012,695      25,452,838       (440,143)
U.S. Government/AAA-
 Rated Securities Fund
 (class II shares)          1.7%       786,239.905  11.10       8,727,263       8,703,598         23,665
Cash Management Fund
 (class II shares)          2.9%     1,328,045.420  11.01      14,621,780      14,739,958       (118,178)
Global Growth Fund
 (class II shares)         10.5%     4,949,923.324  10.77      53,310,674      53,608,366       (297,692)
                          ------                          --------------- --------------- --------------
Legacy III Total          100.0%                          $   509,796,498 $   541,088,731  $ (31,292,233)
                          ======                          --------------- --------------- --------------
ACCOUNT "H" TOTAL                                         $15,811,428,616 $12,943,058,221 $2,868,370,395
                                                          =============== =============== ==============

8. NEW INVESTMENT FUNDS

Effective January 1, 1996, the AVIS Bond Fund became available as an investment option for Variable Account contract owners. Effective April 25, 1997 the AVIS Global Growth Fund became available as an investment option for Variable Ac-count contract owners.

9. DAILY UNIT VALUATION CALCULATIONS

Effective October 1996, the daily unit value calculation process was trans-ferred from the Company to the Delaware Services Company, an affiliate of Lin-coln National Corporation. Costs associated with the calculation of the unit values are paid by the Company.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company and Contract Owners of Lincoln National Variable Annuity Account H

We have audited the accompanying statement of net assets of Lincoln National Variable Annuity Account H ("Variable Account") as of December 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln National Variable Annuity Account H at December 31, 1997, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

Fort Wayne, Indiana

March 11, 1998

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                                                      DECEMBER 31
                                                                                      1997       1996
                                                                                      ---------  ---------
                                                                                      (IN MILLIONS)
                                                                                      --------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                                                 $18,560.7  $19,389.6
------------------------------------------------------------------------------------
Preferred stocks                                                                          257.3      239.7
------------------------------------------------------------------------------------
Unaffiliated common stocks                                                                436.0      358.3
------------------------------------------------------------------------------------
Affiliated common stocks                                                                  412.1      241.5
------------------------------------------------------------------------------------
Mortgage loans on real estate                                                           3,012.7    2,976.7
------------------------------------------------------------------------------------
Real estate                                                                               584.4      621.3
------------------------------------------------------------------------------------
Policy loans                                                                              660.5      626.5
------------------------------------------------------------------------------------
Other investments                                                                         335.5      282.7
------------------------------------------------------------------------------------
Cash and short-term investments                                                         2,133.0      759.2
------------------------------------------------------------------------------------  ---------  ---------
Total cash and investments                                                             26,392.2   25,495.5
------------------------------------------------------------------------------------

Premiums and fees in course of collection                                                  42.4       60.9
------------------------------------------------------------------------------------
Accrued investment income                                                                 343.5      343.6
------------------------------------------------------------------------------------
Funds withheld by ceding companies                                                         44.1       25.8
------------------------------------------------------------------------------------
Other admitted assets                                                                     216.0      355.7
------------------------------------------------------------------------------------
Separate account assets                                                                31,330.9   23,735.1
------------------------------------------------------------------------------------  ---------  ---------
Total admitted assets                                                                 $58,369.1  $50,016.6
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                                                     $ 5,872.9  $ 5,954.0
------------------------------------------------------------------------------------
Other policyholder funds                                                               16,360.1   17,262.4
------------------------------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee                               878.2      250.2
------------------------------------------------------------------------------------
Funds held under reinsurance treaties                                                     720.4      564.6
------------------------------------------------------------------------------------
Asset valuation reserve                                                                   450.0      375.5
------------------------------------------------------------------------------------
Interest maintenance reserve                                                              135.4       76.7
------------------------------------------------------------------------------------
Other liabilities                                                                         413.9      490.9
------------------------------------------------------------------------------------
Federal income taxes                                                                        0.8        4.3
------------------------------------------------------------------------------------
Net transfers due from separate accounts                                                 (761.9)    (659.7)
------------------------------------------------------------------------------------
Separate account liabilities                                                           31,330.9   23,735.1
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities                                                                      55,400.7   48,054.0
------------------------------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million (owned by Lincoln National
  Corporation)                                                                             25.0       25.0
------------------------------------------------------------------------------------
Paid-in surplus                                                                         1,821.8      883.4
------------------------------------------------------------------------------------
Unassigned surplus                                                                      1,121.6    1,054.2
------------------------------------------------------------------------------------  ---------  ---------
Total capital and surplus                                                               2,968.4    1,962.6
------------------------------------------------------------------------------------  ---------  ---------
Total liabilities and capital and surplus                                             $58,369.1  $50,016.6
------------------------------------------------------------------------------------  ---------  ---------
                                                                                      ---------  ---------

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF INCOME -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1997       1996       1995
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                                          $ 5,589.0  $ 7,268.5  $ 4,899.1
-----------------------------------------------------------------------------
Net investment income                                                            1,847.1    1,756.3    1,772.2
-----------------------------------------------------------------------------
Amortization of interest maintenance reserve                                        41.5       27.2       34.0
-----------------------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                             99.7       90.9       98.3
-----------------------------------------------------------------------------
Expense charges on deposit funds                                                   119.3      100.7       83.2
-----------------------------------------------------------------------------
Other income                                                                        21.3       16.8       14.5
-----------------------------------------------------------------------------  ---------  ---------  ---------
Total revenues                                                                   7,717.9    9,260.4    6,901.3
-----------------------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                                 4,522.1    5,989.9    4,184.0
-----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                          2,728.4    2,878.5    2,345.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Total benefits and expenses                                                      7,250.5    8,868.4    6,529.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before dividends to policyholders, income taxes and net
realized gain on investments                                                       467.4      392.0      371.6
-----------------------------------------------------------------------------
Dividends to policyholders                                                          27.5       27.3       27.3
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before federal income taxes and net realized gain on
investments                                                                        439.9      364.7      344.3
-----------------------------------------------------------------------------
Federal income taxes                                                                78.3       83.6      103.7
-----------------------------------------------------------------------------  ---------  ---------  ---------
Gain from operations before net realized gain on investments                       361.6      281.1      240.6
-----------------------------------------------------------------------------
Net realized gain on investments, net of income tax expense and excluding net
transfers to the interest maintenance reserve                                       31.3       53.3       43.9
-----------------------------------------------------------------------------  ---------  ---------  ---------
Net income                                                                     $   392.9  $   334.4  $   284.5
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                                               YEAR ENDED DECEMBER 31
                                                                               1997       1996       1995
                                                                               ---------  ---------  ---------
                                                                               (IN MILLIONS)
                                                                               -------------------------------
Capital and surplus at beginning of year                                       $ 1,962.6  $ 1,732.9  $ 1,679.6
-----------------------------------------------------------------------------
Correction of prior years' asset valuation reserve (Note 15)                       (37.6)        --         --
-----------------------------------------------------------------------------
Correction of prior year's admitted assets (Note 15)                               (57.0)        --         --
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                                 1,868.0    1,732.9    1,679.6
CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income                                                                         392.9      334.4      284.5
-----------------------------------------------------------------------------
Difference in cost and admitted investment amounts                                 (36.2)      38.6      143.2
-----------------------------------------------------------------------------
Nonadmitted assets                                                                  (0.4)      (3.0)       2.9
-----------------------------------------------------------------------------
Regulatory liability for reinsurance                                                (3.9)       0.6       (2.0)
-----------------------------------------------------------------------------
Life policy reserve valuation basis                                                 (0.9)      (0.4)       2.9
-----------------------------------------------------------------------------
Asset valuation reserve                                                            (36.9)    (105.5)    (112.5)
-----------------------------------------------------------------------------
Mortgage loan, real estate and other investment reserves                              --         --        2.2
-----------------------------------------------------------------------------
Paid-in surplus, including contribution of common stock of affiliated
company in 1997                                                                    938.4      100.0       15.1
-----------------------------------------------------------------------------
Separate account receivable due to change in valuation                              (2.6)        --       27.0
-----------------------------------------------------------------------------
Dividends to shareholder                                                          (150.0)    (135.0)    (310.0)
-----------------------------------------------------------------------------  ---------  ---------  ---------
Capital and surplus at end of year                                             $ 2,968.4  $ 1,962.6  $ 1,732.9
-----------------------------------------------------------------------------  ---------  ---------  ---------
                                                                               ---------  ---------  ---------

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                                         YEAR ENDED DECEMBER 31
                                                                         1997        1996        1995
                                                                         ----------  ----------  ----------
                                                                         (IN MILLIONS)
                                                                         ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received              $  6,364.3  $  8,059.4  $  5,430.9
-----------------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded                 (649.2)     (767.5)     (383.6)
-----------------------------------------------------------------------
Investment income received                                                  1,798.8     1,700.6     1,713.2
-----------------------------------------------------------------------
Benefits paid                                                              (5,345.2)   (4,050.4)   (3,239.6)
-----------------------------------------------------------------------
Insurance expenses paid                                                    (2,867.5)   (2,972.2)   (2,513.5)
-----------------------------------------------------------------------
Federal income taxes recovered (paid)                                         (87.0)      (72.3)       38.4
-----------------------------------------------------------------------
Dividends to policyholders                                                    (28.4)      (27.7)      (16.5)
-----------------------------------------------------------------------
Other income received and expenses paid, net                                  (42.7)        6.3        14.4
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) operating activities                          (856.9)    1,876.2     1,043.7
-----------------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                                 12,142.6    12,542.0    13,183.9
-----------------------------------------------------------------------
Purchase of investments                                                   (10,345.0)  (14,175.4)  (14,049.6)
-----------------------------------------------------------------------
Other sources (uses)                                                          563.1      (266.5)      (64.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) investing activities                         2,360.7    (1,899.9)     (929.7)
-----------------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                                  --       100.0        15.1
-----------------------------------------------------------------------
Proceeds from borrowings from shareholder                                     120.0       100.0        63.0
-----------------------------------------------------------------------
Repayment of borrowings from shareholder                                     (100.0)      (63.0)      (63.0)
-----------------------------------------------------------------------
Dividends paid to shareholder                                                (150.0)     (135.0)     (310.0)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net cash provided by (used in) financing activities                          (130.0)        2.0      (294.9)
-----------------------------------------------------------------------  ----------  ----------  ----------
Net increase (decrease) in cash and short-term investments                  1,373.8       (21.7)     (180.9)
-----------------------------------------------------------------------
Cash and short-term investments at beginning of year                          759.2       780.9       961.8
-----------------------------------------------------------------------  ----------  ----------  ----------
Cash and short-term investments at end of year                           $  2,133.0  $    759.2  $    780.9
-----------------------------------------------------------------------  ----------  ----------  ----------
                                                                         ----------  ----------  ----------

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company ("Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1997, the Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LLANY").

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Department"), which practices differ from generally accepted accounting principles ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis.

    Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the Interest Maintenance Reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's subsidiaries are carried at their statutory basis net equity and presented in the balance sheet as affiliated common stocks.

    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Premiums and deposits with respect to universal life policies and annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting whereas such contracts would be accounted for using deposit accounting under GAAP.

    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    A reconciliation of the Company's net income and capital and surplus determined on a statutory accounting basis with amounts determined in accordance with GAAP is as follows:

                                               CAPITAL AND SURPLUS   NET INCOME
                                               -----------------------------------------------------

                                               DECEMBER 31           YEAR ENDED DECEMBER 31
                                               1997       1996       1997       1996       1995
                                               -----------------------------------------------------
                                               (IN MILLIONS)
                                               -----------------------------------------------------
Amounts reported on a statutory basis          $ 2,968.4  $ 1,962.6  $   392.9  $   334.4  $   284.5
---------------------------------------------
GAAP adjustments:
  Deferred policy acquisition costs and
    present value of future profits                958.3    1,119.1      (98.9)      66.7      (63.0)
   ------------------------------------------
  Policy and contract reserves                  (1,672.9)  (1,405.3)     (48.6)     (57.1)     (55.3)
   ------------------------------------------
  Interest maintenance reserve                     135.4       76.7       58.7      (39.7)      60.9
   ------------------------------------------
  Deferred income taxes                            (13.0)     (27.4)      70.3        1.8       38.3
   ------------------------------------------
  Policyholders' share of earnings and
    surplus on participating business              (79.8)     (81.9)       5.3        (.3)        .2
   ------------------------------------------
  Asset valuation reserve                          450.0      375.5         --         --         --
   ------------------------------------------
  Net realized gain (loss) on investments          (91.5)     (72.0)     (20.4)      78.7       30.0
   ------------------------------------------
  Unrealized gain on investments                 1,245.5      825.2         --         --         --
   ------------------------------------------
  Nonadmitted assets, including nonadmitted
    investments                                     61.0       (7.1)        --         --         --
   ------------------------------------------
  Investments in subsidiary companies              188.8      156.6      (80.5)      29.9       34.3
   ------------------------------------------
  Other, net                                      (162.5)     (99.0)     (35.0)     (82.6)      (7.3)
   ------------------------------------------  ---------  ---------  ---------  ---------  ---------
Net increase (decrease)                          1,019.3      860.4     (149.1)      (2.6)      38.1
---------------------------------------------  ---------  ---------  ---------  ---------  ---------
Amounts on a GAAP basis                        $ 3,987.7  $ 2,823.0  $   243.8  $   331.8  $   322.6
---------------------------------------------  ---------  ---------  ---------  ---------  ---------
                                               ---------  ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    The discount or premium on bonds is amortized using the interest method. For mortgage-backed bonds, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items through the IMR. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amoritized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, increased liabilities associated with certain reinsurance agreements and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items have been sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the amount to be paid to reacquire the security. It is the Company's policy to take possession of securities with a market value at least equal to the value of the securities loaned. Securities loaned are recorded at amortized cost as long as the value of the related collateral is sufficient. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserve released and the tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on funds withheld are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans is systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    measurement date, over the amount an employee must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. The fees received by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in the Company's statements of income.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Department. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. The NAIC currently is in the process of recodifying statutory accounting practices ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification, which is expected to be approved by the NAIC in 1998, will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Department. At this time, it is unclear whether Indiana will adopt Codification. However, based on the current draft guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

    The Company has received written approval from the Department to record surrender charges applicable to separate account liabilities for variable life and annuity products as a liability in the separate account financial statements payable to the Company's general account. In the accompanying financial statements, a corresponding receivable is recorded with the related income impact recorded in the accompanying statement of operations as a change in reserves or change in premium and other deposit funds.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                     YEAR ENDED DECEMBER 31
                                                                     1997       1996       1995
                                                                     -------------------------------
                                                                     (IN MILLIONS)
                                                                     -------------------------------
Income:
  Bonds                                                              $ 1,524.4  $ 1,442.2  $ 1,457.4
   ----------------------------------------------------------------
  Preferred stocks                                                        23.5        9.6        6.4
   ----------------------------------------------------------------
  Unaffiliated common stocks                                               8.3        6.5        5.2
   ----------------------------------------------------------------
  Affiliated common stocks                                                15.0        9.5       12.6
   ----------------------------------------------------------------
  Mortgage loans on real estate                                          257.2      269.3      252.0
   ----------------------------------------------------------------
  Real estate                                                             92.2      114.4      110.0
   ----------------------------------------------------------------
  Policy loans                                                            37.5       35.0       32.1
   ----------------------------------------------------------------
  Other investments                                                       28.2       22.4       62.6
   ----------------------------------------------------------------
  Cash and short-term investments                                         70.3       48.9       53.2
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment income                                                2,056.6    1,957.8    1,991.5
-------------------------------------------------------------------
Expenses:
  Depreciation                                                            21.0       25.0       25.9
   ----------------------------------------------------------------
  Other                                                                  188.5      176.5      193.4
   ----------------------------------------------------------------  ---------  ---------  ---------
Total investment expenses                                                209.5      201.5      219.3
-------------------------------------------------------------------  ---------  ---------  ---------
Net investment income                                                $ 1,847.1  $ 1,756.3  $ 1,772.2
-------------------------------------------------------------------  ---------  ---------  ---------
                                                                     ---------  ---------  ---------

    Nonadmitted accrued investment income at December 31, 1997 and 1996 amounted to $2,600,000 and $2,500,000, respectively, consisting principally of interest on bonds in default and mortgage loans.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                     COST OR    GROSS        GROSS
                                                     AMORTIZED  UNREALIZED   UNREALIZED   FAIR
                                                     COST       GAINS        LOSSES       VALUE
                                                     ----------------------------------------------
                                                     (IN MILLIONS)
                                                     ----------------------------------------------
At December 31, 1997:
  Corporate                                          $13,003.8   $   942.2    $    60.1   $13,885.9
   ------------------------------------------------
  U.S. government                                        436.3        67.9           --       504.2
   ------------------------------------------------
  Foreign government                                   1,202.1       104.9          5.4     1,301.6
   ------------------------------------------------
  Mortgage-backed                                      3,874.3       215.2         27.1     4,062.4
   ------------------------------------------------
  State and municipal                                     44.2          .3           --        44.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $18,560.7   $ 1,330.5    $    92.6   $19,798.6
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

At December 31, 1996:
  Corporate                                          $12,548.1   $   586.5    $    66.6   $13,068.0
   ------------------------------------------------
  U.S. government                                      1,088.7        43.2         18.0     1,113.9
   ------------------------------------------------
  Foreign government                                   1,234.0       105.1          1.4     1,337.7
   ------------------------------------------------
  Mortgage-backed                                      4,478.4       183.3         27.4     4,634.3
   ------------------------------------------------
  State and municipal                                     40.4          .1           --        40.5
   ------------------------------------------------  ---------  -----------  -----------  ---------
                                                     $19,389.6   $   918.2    $   113.4   $20,194.4
                                                     ---------  -----------  -----------  ---------
                                                     ---------  -----------  -----------  ---------

    The carrying amount of bonds in the balance sheets at December 31, 1997 and 1996 reflects NAIC adjustments of
    $5,500,000 and $2,700,000, respectively, to decrease amortized cost.

    Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1997, by contractual maturity, is as follows:

                                                                               COST OR
                                                                               AMORTIZED  FAIR
                                                                               COST       VALUE
                                                                               --------------------
                                                                               (IN MILLIONS)
                                                                               --------------------
Maturity:
  In 1998                                                                      $   490.1  $   494.9
   --------------------------------------------------------------------------
  In 1999-2002                                                                   3,088.7    3,185.4
   --------------------------------------------------------------------------
  In 2003-2007                                                                   4,762.7    4,971.0
   --------------------------------------------------------------------------
  After 2007                                                                     6,344.9    7,084.9
   --------------------------------------------------------------------------
  Mortgage-backed securities                                                     3,874.3    4,062.4
   --------------------------------------------------------------------------  ---------  ---------
Total                                                                          $18,560.7  $19,798.6
-----------------------------------------------------------------------------  ---------  ---------
                                                                               ---------  ---------

    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    At December 31, 1997, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location.

    Proceeds from sales of investments in bonds during 1997, 1996 and 1995 were $9,715,000,000, $10,996,900,000 and
    $12,234,100,000, respectively. Gross gains during 1997, 1996 and 1995 of $218,100,000, $169,700,000 and $225,600,000,
    respectively, and gross losses of $78,000,000, $177,000,000 and $83,100,000, respectively, were realized on those sales.

    At December 31, 1997 and 1996, investments in bonds, with an admitted asset value of $76,200,000 and $70,700,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                          COST OR     GROSS        GROSS
                                          AMORTIZED   UNREALIZED   UNREALIZED   FAIR
                                          COST        GAINS        LOSSES       VALUE
                                          --------------------------------------------
                                          (IN MILLIONS)
                                          --------------------------------------------
At December 31, 1997:
  Preferred stocks                         $257.3       $12.1        $  .7      $268.7
----------------------------------------
  Unaffiliated common stocks                357.0        98.5         19.5       436.0
----------------------------------------
At December 31, 1996:
  Preferred stocks                         $239.7       $10.5        $ 1.7      $248.5
----------------------------------------
  Unaffiliated common stocks                289.9        84.6         16.2       358.3
----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1997 and 1996 reflects NAIC adjustments of $4,000,000 and $700,000, respectively, to decrease amortized cost.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    During 1997, the minimum and maximum lending rates for mortgage loans were 7.09% and 9.25%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. At December 31, 1997, the Company did not hold any mortgages with interest overdue beyond one year. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

    Realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                          1997       1996       1995
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Realized capital gains                                                    $   209.3  $    69.3  $   186.8
------------------------------------------------------------------------
Less amount transferred to IMR (net of related taxes (credit) of $54.0,
$(6.7) and $51.1 in 1997, 1996 and 1995, respectively)                        100.2      (12.4)      94.8
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                              109.1       81.7       92.0
Less federal income taxes on realized gains                                    77.8       28.4       48.1
------------------------------------------------------------------------  ---------  ---------  ---------
Net realized capital gains                                                $    31.3  $    53.3  $    43.9
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

4.  SUBSIDIARIES
    Statutory-basis financial information related to the Company's four wholly-owned subsidiaries is summarized as follows (in millions):

                                                             DECEMBER 31, 1997
                                                             --------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC      LLANY
                                                             --------------------------------------------
Cash and invested assets                                     $ 1,154.4   $   284.8   $   399.0  $   796.3
-----------------------------------------------------------
Other assets                                                      36.9        77.3       481.6      130.8
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Total admitted assets                                        $ 1,191.3   $   362.1   $   880.6  $   972.1
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

Insurance reserves                                           $ 1,072.2   $   266.7   $   279.3  $   588.7
-----------------------------------------------------------
Other liabilities                                                 48.4        21.7       546.4        5.8
-----------------------------------------------------------
Liabilities related to separate accounts                            --          --          --      164.7
-----------------------------------------------------------
Capital and surplus                                               70.7        73.7        54.9      212.9
-----------------------------------------------------------  ---------  -----------  ---------  ---------
Total liabilities and capital and surplus                    $ 1,191.3   $   362.1   $   880.6  $   972.1
-----------------------------------------------------------  ---------  -----------  ---------  ---------
                                                             ---------  -----------  ---------  ---------

                                                              DECEMBER 31, 1997
                                                              ------------------------------------------
                                                              FIRST
                                                              PENN       LNH&C      LNRAC      LLANY
                                                              ------------------------------------------
Revenues                                                      $   267.6  $   135.4  $   125.3  $   230.0
------------------------------------------------------------
Expenses                                                          262.6      244.2      114.6      224.4
------------------------------------------------------------
Net realized gains (losses)                                          .1         .6        (.1)       (.1)
------------------------------------------------------------  ---------  ---------  ---------  ---------
Net income                                                    $     5.1  $  (108.2) $    10.6  $     5.5
------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                             DECEMBER 31, 1996
                                                             ------------------------------------------------
                                                             FIRST
                                                             PENN       LNH&C        LNRAC        LLANY
                                                             ------------------------------------------------
Cash and invested assets                                     $ 1,090.7   $   146.4    $   406.7    $   664.3
-----------------------------------------------------------
Other assets                                                      31.8        17.7        503.1          9.1
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total admitted assets                                        $ 1,122.5   $   164.1    $   909.8    $   673.4
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

Insurance reserves                                           $ 1,013.5   $    72.7    $   261.8    $   601.1
-----------------------------------------------------------
Other liabilities                                                 41.3        18.7        597.2         22.1
-----------------------------------------------------------
Capital and surplus                                               67.7        72.7         50.8         50.2
-----------------------------------------------------------  ---------  -----------  -----------  -----------
Total liabilities and capital and surplus                    $ 1,122.5   $   164.1    $   909.8    $   673.4
-----------------------------------------------------------  ---------  -----------  -----------  -----------
                                                             ---------  -----------  -----------  -----------

                                                               DECEMBER 31, 1996
                                                               ------------------------------------------------
                                                               FIRST
                                                               PENN       LNH&C        LNRAC        LLANY
                                                               ------------------------------------------------
Revenues                                                       $   246.5   $   104.9    $   120.8    $   642.7
-------------------------------------------------------------
Expenses                                                           247.1        97.1        114.1        661.3
-------------------------------------------------------------
Net realized gains (losses)                                          (.6)         --           --           --
-------------------------------------------------------------  ---------  -----------  -----------  -----------
Net income (loss)                                              $    (1.2)  $     7.8    $     6.7    $   (18.6)
-------------------------------------------------------------  ---------  -----------  -----------  -----------
                                                               ---------  -----------  -----------  -----------

    The carrying value of affiliated common stocks, representing their statutory-basis net equity, was $412,100,000 and $241,500,000 at December 31, 1997 and 1996, respectively. The cost basis of investments in subsidiaries as of December 31, 1997 and 1996 was $466,200,000 and $194,000,000,
    respectively.

    During 1997 and 1996, the Company's insurance subsidiaries paid dividends of $15,000,000 and $10,500,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate for financial reporting purposes differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends-received tax deductions, differences in policy acquisition costs and policy and contract liabilities for tax return and financial statement purposes.

    Federal income taxes incurred of $78,300,000, $83,600,000 and $103,700,000 in 1997, 1996 and 1995, respectively, would be subject to recovery in the event that the Company incurs net operating losses within three years of the years for which such taxes were paid.

    Prior to 1984, a portion of the Company's current income was not subject to current income tax, but was accumulated for income tax purposes in a memorandum account designated as "policyholders' surplus." The Company's balance in the "policyholders' surplus" account at December 31, 1983 of $187,000,000 was "frozen" by the Tax Reform Act of 1984 and, accordingly, there have been no additions to the accounts after that date. That portion of current income on which income taxes have been paid will continue to be accumulated in a memorandum account designated as "shareholder's surplus," and is available for dividends to the shareholder without additional payment of tax by the Company. The December 31, 1997 memorandum account balance for "shareholder's surplus"

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    was $1,905,000,000. Should dividends to the shareholder exceed its respective "shareholder's surplus," amounts would need to be transferred from the "policyholders' surplus" and would be subject to federal income tax at that time. Under existing or foreseeable circumstances, the Company neither expects nor intends that distributions will be made that will result in any such tax.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption, "Other Admitted Assets", includes amounts recoverable from other insurers for claims paid by the Company, and the balance sheet caption, "Future Policy Benefits and Claims," has been reduced for insurance ceded as follows:

                                                                                 DECEMBER 31
                                                                                 1997       1996
                                                                                 --------------------
                                                                                 (IN MILLIONS)
                                                                                 --------------------
Insurance ceded                                                                  $ 1,431.0  $ 1,154.5
-------------------------------------------------------------------------------
Amounts recoverable from other insurers                                               35.9       16.0
-------------------------------------------------------------------------------

    Reinsurance transactions included in the income statement caption, "Premiums and Deposits," are as follows:

                                                                          YEAR ENDED DECEMBER 31
                                                                          1997       1996       1995
                                                                          -------------------------------
                                                                          (IN MILLIONS)
                                                                          -------------------------------
Insurance assumed                                                         $   727.2  $   241.3  $   667.7
------------------------------------------------------------------------
Insurance ceded                                                               302.9      193.3      453.1
------------------------------------------------------------------------  ---------  ---------  ---------
Net amount included in premiums                                           $   424.3  $    48.0  $   214.6
------------------------------------------------------------------------  ---------  ---------  ---------
                                                                          ---------  ---------  ---------

    The income statement caption, "Benefits and Settlement
    Expenses," is net of reinsurance recoveries of $1,240,500,000, $787,900,000 and $1,407,000,000 for 1997,
    1996 and 1995, respectively.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and Fees in Course of Collection," are as follows:

                                                                          DECEMBER 31, 1997
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.2   $     2.4    $      .8
------------------------------------------------------------------------
Ordinary renewal                                                               17.8         3.2         14.6
------------------------------------------------------------------------
Group life                                                                     10.6          .2         10.4
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    31.6   $     5.8    $    25.8
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

                                                                          DECEMBER 31, 1996
                                                                          -----------------------------------
                                                                                                  NET OF
                                                                          GROSS      LOADING      LOADING
                                                                          -----------------------------------
                                                                          (IN MILLIONS)
                                                                          -----------------------------------
Ordinary new business                                                     $     3.9   $     1.9    $     2.0
------------------------------------------------------------------------
Ordinary renewal                                                               35.1         3.0         32.1
------------------------------------------------------------------------
Group life                                                                      9.4         (.1)         9.5
------------------------------------------------------------------------  ---------         ---        -----
                                                                          $    48.4   $     4.8    $    43.6
                                                                          ---------         ---        -----
                                                                          ---------         ---        -----

    The Company has entered into non-exclusive managing general agent agreements with International Benefit Services Corp., HRM Claim Management, Inc. and Pediatrics Insurance Consultants, Inc. to write group life and health business. Direct premiums written related to the agreements amounted to $2,000,000, $2,600,000 and $8,800,000 in 1997 and
    $26,200,000, $3,800,000 and $8,600,000 in 1996,
    respectively. During 1996, LNC Administrative Services Corporation entered into a similar agreement with the Company with direct premiums written amounting to $7,200,000 and 6,200,000 in 1997 and 1996, respectively. Authority granted by the managing general agents agreements include underwriting, claims adjustment and claims payment services.

7.  ANNUITY RESERVES
    At December 31, 1997, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

7.  ANNUITY RESERVES (CONTINUED)
    subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                  AMOUNT     PERCENT
                                                                                  ----------------------
                                                                                  (IN MILLIONS)
                                                                                  ----------------------
Subject to discretionary withdrawal with adjustment:
  With market value adjustment                                                    $ 2,426.3           5%
   -----------------------------------------------------------------------------
  At book value, less surrender charge                                              4,225.8           8
   -----------------------------------------------------------------------------
  At market value                                                                  30,064.7          59
   -----------------------------------------------------------------------------  ---------         ---
                                                                                   36,716.8          72
Subject to discretionary withdrawal without adjustment at book value with
minimal or no charge or adjustment                                                 11,657.7          23
--------------------------------------------------------------------------------
Not subject to discretionary withdrawal                                             2,531.1           5
--------------------------------------------------------------------------------  ---------         ---
Total annuity reserves and deposit fund liabilities -- before reinsurance          50,905.6         100%
--------------------------------------------------------------------------------                    ---
                                                                                                    ---
Less reinsurance                                                                    1,797.5
--------------------------------------------------------------------------------  ---------
Net annuity reserves and deposit fund liabilities, including separate accounts    $49,108.1
--------------------------------------------------------------------------------  ---------
                                                                                  ---------

8.  CAPITAL AND SURPLUS
    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1997, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In 1998, the Company can pay dividends of $361,600,000 without prior approval of the Indiana Insurance Commissioner.

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial statements of income or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Option issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1997, 716,211 shares of LNC common stock were subject to options granted to Company employees and agents under the stock option incentive plans of which 370,239 were exercisable on that date. The exercise prices of the outstanding options range from $23.50 to $75.66. During 1997, 1996 and 1995, 170,789, 72,405 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS (CONTINUED)
    117,806 options were exercised, respectively, and 1,846, 10,950 and 11,473 options were forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1997 and 1996 is a net liability of $516,900,000 and $572,000,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves may be required in the future. Accordingly, this liability may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company. The Company reviews reserve levels on an ongoing basis.

    During 1995, the Company completed an in-depth review of the experience of its disability income business. As a result of this study, and based on the assumption that recent experience will continue in the future, net income decreased by $15,200,000 as a result of strengthening the disability income reserve.

    Because of continuing adverse experience and worsening projections of future experience, the Company conducted an additional in-depth review of loss experience on its disability income business during 1997. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserve by $80,000,000 (pre-tax).

    MARKETING AND COMPLIANCE ISSUES
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio.

    Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1997, 1996 and 1995 was $29,300,000, $26,400,000 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    $22,500,000, respectively. Future minimum rental commitments are as follows (in millions):

1998                                    $    18.5
--------------------------------------
1999                                         18.9
--------------------------------------
2000                                         20.1
--------------------------------------
2001                                         20.4
--------------------------------------
2002                                         20.7
--------------------------------------
Thereafter                                  152.2
--------------------------------------  ---------
                                        $   250.8
                                        ---------
                                        ---------

    The future commitments include amounts for space and equipment to be used by the personnel that were added on January 2, 1998 as a result of the purchase of a block of individual life and annuity business (see NOTE 12).

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for providing information technology services for the Fort Wayne operations. Annual costs are estimated to range from $33,600,000 to $56,800,000.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. Industry regulations prescribe the maximum coverage that the Company can retain on an individual insured. Prior to December 31, 1997, the Company limited its maximum coverage that it retained on an individual to $3,000,000. Based on a review of the capital and business in-force (including the addition of the block of business described in NOTE 12), effective in January 1998, the Company changed the amount it will retain on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been reinsured with other companies to limit its exposure to interest rate risks. At December 31, 1997, the reserves associated with these reinsurance arrangements totaled $1,760,000,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1997, the Company has provided $12,400,000 of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $8,200,000 and $4,300,000 at December 31, 1997 and 1996, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1997, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for claims in excess of $5,000,000. The degree of applicability of this coverage depends on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) not have a material adverse affect on the financial position or results of operations of the Company.

    Two lawsuits involve alleged fraud in the sale of interest sensitive universal life and whole life insurance policies. These two suits have been filed as class actions against the Company, although the court has not certified a class in either case. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class while the relief sought in these cases in substantial, the cases are in the early stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits cannot be reasonably estimated at this time.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Outstanding guarantees with off-balance-sheet risks, shown in notional or contract amounts, are as follows:

                                NOTIONAL OR
                                CONTRACT AMOUNTS
                                --------------------

                                DECEMBER 31
                                --------------------
                                1997       1996
                                --------------------
                                (IN MILLIONS)
                                --------------------
Mortgage loan pass-through
certificates                    $    41.6  $    50.3
------------------------------
Real estate partnerships               --         .5
------------------------------  ---------  ---------
                                $    41.6  $    50.8
                                ---------  ---------
                                ---------  ---------

    The Company has invested in real estate partnerships that use conventional mortgage loans to finance their projects. In some cases, the terms of these arrangements involve guarantees by each of the partners to indemnify the mortgagor in the event a partner is unable to pay its principal and interest payments. In addition, the Company has sold commercial mortgage loans through grantor trusts which issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1997 and 1996.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. Government obligations, increased liabilities associated with reinsurance agreements and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)

                                          NOTIONAL OR         ASSETS (LIABILITIES)
                                          CONTRACT AMOUNTS    -----------------------------------
                                                              CARRYING   FAIR   CARRYING   FAIR
                                                              VALUE      VALUE  VALUE      VALUE
                                          -------------------------------------------------------

                                          DECEMBER 31         DECEMBER 31       DECEMBER 31
                                          1997      1996      1997       1997   1996       1996
                                          -------------------------------------------------------
                                          (IN MILLIONS)
                                          -------------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements            $4,900.0  $5,500.0   $13.9     $  .9   $20.8     $  8.2
       ---------------------------------
  Swaptions                                1,752.0     672.0     6.9       6.9    11.0       10.6
       ---------------------------------
  Financial futures contracts                   --     147.7      --        --    (2.4)      (2.4)
       ---------------------------------
  Interest rate swaps                         10.0        --      --      (1.8)     --         --
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                           6,662.0   6,319.7    20.8       6.0    29.4       16.4
Foreign currency derivatives:
  Forward contracts                          163.1     251.5     5.4       5.4      .2        (.2)
       ---------------------------------
  Foreign currency options                      --      43.9      --        --      .6         .4
       ---------------------------------
  Foreign currency swaps                      15.0      15.0      --      (2.1)     --       (2.1)
       ---------------------------------  --------  --------  --------   -----  --------   ------
                                             178.1     310.4     5.4       3.3      .8       (1.9)
                                          --------  --------  --------   -----  --------   ------
                                          $6,840.1  $6,630.1   $26.2     $ 9.3   $30.2     $ 14.5
                                          --------  --------  --------   -----  --------   ------
                                          --------  --------  --------   -----  --------   ------

    A reconciliation and discussion of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is a follows:

                                     ----------------------------------------------------------------
                                     INTEREST RATE CAPS    SPREAD LOCKS          SWAPTIONS
                                     1997       1996       1997       1996       1997       1996
                                     ----------------------------------------------------------------
                                     (IN MILLIONS)
                                     ----------------------------------------------------------------
Balance at beginning of year         $ 5,500.0  $ 5,110.0  $      --  $   600.0  $   672.0  $      --
-----------------------------------
New contracts                               --      390.0       50.0       15.0    1,080.0      672.0
-----------------------------------
Terminations and maturities             (600.0)        --      (50.0)    (615.0)        --         --
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Balance at end of year               $ 4,900.0  $ 5,500.0  $      --  $      --  $ 1,752.0  $   672.0
-----------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
                                     ---------  ---------  ---------  ---------  ---------  ---------

                                                              FINANCIAL FUTURES     INTEREST RATE SWAPS
                                                              CONTRACTS
                                                              ------------------------------------------
                                                              1997       1996       1997       1996
                                                              ------------------------------------------
Balance at beginning of year                                  $   147.7  $      --  $      --  $     5.0
------------------------------------------------------------
New contracts                                                      88.3    7,918.8       10.0         --
------------------------------------------------------------
Terminations and maturities                                      (236.0)  (7,771.1)        --       (5.0)
------------------------------------------------------------  ---------  ---------  ---------  ---------
Balance at end of year                                        $      --  $   147.7  $    10.0  $      --
------------------------------------------------------------  ---------  ---------  ---------  ---------
                                                              ---------  ---------  ---------  ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)


                                        FOREIGN CURRENCY DERIVATIVES
                                        ----------------------------------------------------------------

                                        FOREIGN EXCHANGE      FOREIGN CURRENCY      FOREIGN CURRENCY
                                        FORWARD CONTRACTS     OPTIONS               SWAPS
                                        1997       1996       1997       1996       1997       1996
                                        ----------------------------------------------------------------
                                        (IN MILLIONS)
                                        ----------------------------------------------------------------
Balance at beginning of year            $   251.5  $    15.7  $    43.9  $    99.2  $    15.0  $    15.0
--------------------------------------
New contracts                               833.1      406.9         --    1,168.8         --         --
--------------------------------------
Terminations and maturities                (921.6)    (171.1)     (43.9)  (1,224.1)        --         --
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
Balance at end of year                  $   163.1  $   251.5  $      --  $    43.9  $    15.0  $    15.0
--------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------
                                        ---------  ---------  ---------  ---------  ---------  ---------

    INTEREST RATE CAPS
    The interest rate cap agreements, which expire in 1998 through 2003, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the interest rate caps is included in other assets ($13,900,000 as of December 31, 1997) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SWAPTIONS
    Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of fluctuating interest rates. The premium paid for the swaptions is included in other assets ($6,900,000 as of December 31, 1997) and is being amortized over the terms of the agreements. This amortization is included in net investment income.

    SPREAD LOCKS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified Government note is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity Government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads.

    FINANCIAL FUTURES
    The Company uses exchange-traded financial futures contracts to hedge against interest rate risks and to manage duration of a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily.

    INTEREST RATE SWAPS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) agreements the stream of variable coupon payments generated from the bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income.

    FOREIGN CURRENCY DERIVATIVES
    The Company uses a combination of foreign exchange forward contracts, foreign currency options and foreign currency swaps, all of which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. Foreign currency options give the Company the right, but not the obligation, to buy or sell a foreign currency at a specific exchange rate during a specified time period. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries pursuant to an agreement to re-exchange the two currencies at the same rate of exchange at a specified future date.

    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $7,000,000, $6,900,000 and $5,600,000 in 1997, 1996 and 1995, respectively.
    Deferred losses of $2,600,000 as of December 31, 1997, were the result of:
    1) terminated and expired spread-lock agreements and; 2) financial futures contracts. These losses are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of such securities.

    The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, foreign exchange forward contracts, foreign currency options and foreign currency swaps. However, the Company does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value for such agreements with each counterparty if the net market value is in the Company's favor. At December 31, 1997, the exposure was $11,700,000.

11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.

    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future Policy Benefits and Claims" and "Other Policyholder Funds," include investment type insurance contracts (i.e., deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

    The remainder of the balance sheet captions "Future Policy Benefits and Claims" and "Other Policyholder Funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

    SHORT-TERM DEBT
    Fair values of short-term debt approximates carrying values.

    GUARANTEES
    The Company's guarantees include guarantees related to real estate partnerships and mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant.

    DERIVATIVES
    The Company's derivatives include interest rate cap agreements, swaptions, spread-lock agreements, foreign currency exchange contracts, financial futures contracts, interest rate swaps, foreign currency options and foreign currency swaps. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices for the foreign currency exchange contracts and financial future contracts and;
    2) brokerage quotes that utilize pricing models or formulas using current assumptions for all other swaps and agreements.

    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                 DECEMBER 31
                                                 ----------------------------------------------
                                                 1997                    1996
                                                 ----------------------------------------------
                                                 CARRYING                CARRYING
ASSETS (LIABILITIES)                             VALUE       FAIR VALUE  VALUE       FAIR VALUE
-----------------------------------------------------------------------------------------------
                                                 (IN MILLIONS)
                                                 ----------------------------------------------
Bonds                                            $ 18,560.7  $ 19,798.6  $ 19,389.6  $ 20,194.4
-----------------------------------------------
Preferred stock                                       257.3       268.7       239.7       248.5
-----------------------------------------------
Unaffiliated common stock                             436.0       436.0       358.3       358.3
-----------------------------------------------
Mortgage loans on real estate                       3,012.7     3,179.2     2,976.7     3,070.9
-----------------------------------------------
Policy loans                                          660.5       648.3       626.5       612.7
-----------------------------------------------
Other investments                                     335.5       335.5       282.7       282.7
-----------------------------------------------
Cash and short-term investments                     2,133.0     2,133.0       759.2       759.2
-----------------------------------------------
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed
    interest contracts                            (17,324.2)  (16,887.6)  (17,871.6)  (17,333.0)
   --------------------------------------------
  Remaining guaranteed interest and similar
    contracts                                      (1,267.0)   (1,294.6)   (1,799.7)   (1,835.4)
   --------------------------------------------
Short-term debt                                      (120.0)     (120.0)     (100.0)     (100.0)
-----------------------------------------------
Derivatives                                            26.2         9.3        26.5        13.8
-----------------------------------------------
Investment commitments                                   --         (.5)         --         (.6)
-----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In October 1996, the Company and LLANY purchased a block of group tax-qualified annuity business from UNUM Corporation's affiliate. The transaction was completed in the form of a reinsurance transaction, which resulted in a ceding commission of $71,800,000. The ceding commission has been recorded as admissible goodwill of $62,300,000, which is to be amortized on a straight-line basis over 10 years. LLANY was required by the New York Department of Insurance to expense its portion of the ceding commission in 1996. Policy liabilities and related accruals of the Company and its wholly owned subsidiary increased by $3,200,000,000 as a result of this transaction.

    In 1997, LNC contributed 25,000,000 shares of common stock of American States Financial Corporation ("American States") to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of such stock at fair value.

    On January 2, 1998, the Company issued a surplus note to LNC in return for $500,000,000 in cash. The note calls for the Company to pay, on or before March 31, 2028, the principal amount of the note and interest quarterly at a 6.56% annual rate. LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

12. ACQUISITIONS AND SALES OF SUBSIDIARIES (CONTINUED) anniversary date of the note, but not before January 2, 2003. Any payment of interest or repayment of principal may be paid only out of excess surplus (as defined in the note) and is subject to the approval of the Commissioner of the Indiana Department of Insurance.

    Proceeds from the sale of the Company's American States common stock, as well as proceeds from the surplus note, were used to finance an indemnity reinsurance transaction whereby the Company reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement, which will result in a decrease to surplus in 1998 of approximately $1,000,000,000. Operating results generated by this block of business after the closing date will be included in the Company financial statements from the closing date. At the time of closing, this block of business had statutory liabilities of $4,658,200,000 that became the Company's obligation. The company also received assets, measured on a historical statutory basis, equal to the liabilities. During 1997, this block produced premiums, fees and deposits of $1,051,000,000 and earnings of $87,200,000 on a statutory basis. The Company also expects to pay $30,000,000 to cover expenses associated with the reinsurance agreement and to record a charge of approximately $12,000,000 during 1998 to cover certain costs of integrating the existing operations with the new block of business.

13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Financial Group, Inc. ("LFGI"), has a nearly exclusive general agents contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LFGI override commissions and operating expense allowances of $61,600,000, $56,300,000 and $43,300,000 in 1997, 1996 and 1995,
    respectively. LFGI incurred expenses of $5,500,000, $15,700,000 and $10,400,000 in 1997, 1996 and 1995, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LFGI agreed to increase the override commission expense and eliminate the operating expense allowance.

    Cash and short-term investments at December 31, 1997 and 1996 include the Company's participation in a short-term investment pool with LNC of $325,600,000 and $175,100,000, respectively. Related investment income amounted to $15,500,000, $15,300,000 and $21,100,000 in 1997, 1996 and 1995,
    respectively. Other liabilities at December 31, 1997 and 1996 include $120,000,000 and $100,000,000, respectively, of notes payable to LNC.

    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $48,500,000, $34,100,000 and $24,900,000 in 1997, 1996 and 1995, respectively.

    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                        YEAR ENDED DECEMBER 31
                        1997       1996       1995
                        -------------------------------
                        (IN MILLIONS)
                        -------------------------------
Insurance assumed       $    11.9  $    17.9  $    17.6
----------------------
Insurance ceded             100.3      302.8      214.4
----------------------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES (CONTINUED)
    The balance sheets include reinsurance balances with affiliated companies as follows:

                          DECEMBER 31
                          1997       1996
                          --------------------
                          (IN MILLIONS)
                          --------------------
Future policy benefits
and claims assumed        $   245.5  $   312.7
------------------------
Future policy benefits
and claims ceded              997.2      891.8
------------------------
Amounts recoverable on
paid and unpaid losses         30.4       31.2
------------------------
Reinsurance payable on
paid losses                     5.3        2.7
------------------------
Funds held under
reinsurance treaties --
net liability               1,115.4    1,062.4
------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $280,900,000 and $314,200,000 at December 31, 1997 and 1996,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1997 and 1996, LNC had guaranteed $229,100,000 and $239,200,000, respectively, of these letters of credit. At December 31, 1997, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $130,700,000 for statutory surplus relief received under financial reinsurance ceded agreements.

14. SEPARATE ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value and consist primarily of long-term bonds, common stocks, short-term investments and mutual funds. The detailed operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder deposits are included in other income.

    Separate account premiums, deposits and other considerations amounted to $4,821,800,000, $4,148,700,000 and $3,068,200,000 in 1997, 1996 and 1995,
    respectively. Reserves for separate accounts with assets at fair value were $30,560,700,000 and $23,047,800,000 at December 31, 1997 and 1996,
    respectively. All reserves are subject to discretionary withdrawal at market value. Substantially all of the Company's separate accounts are nonguaranteed.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)

    A reconciliation of transfers to (from) separate accounts are as follows:

                                                              YEAR ENDED DECEMBER 31
                                                              1997           1996
                                                              ------------------------
                                                              (IN MILLIONS)
                                                              ------------------------
Transfers as reported in the Summary of Operations of
various Separate Accounts:
  Transfers to separate accounts                              $ 4,824.0      $ 4,149.6
------------------------------------------------------------
  Transfers from separate accounts                             (2,943.8)      (2,058.5)
------------------------------------------------------------  ---------      ---------
Net transfer to separate accounts as reported in the
Company's NAIC Annual Statement -- Summary of Operations      $ 1,880.2      $ 2,091.1
------------------------------------------------------------  ---------      ---------
                                                              ---------      ---------

15. RECONCILIATION OF ANNUAL STATEMENT TO AUDITED FINANCIAL STATEMENTS In 1997, certain errors were identified by the Illinois
    Insurance Department in the calculation of the AVR as of December 31, 1996 and 1995. The effects of the AVR errors also resulted in the need for revisions in the calculation of certain investment limitation thresholds, the results of which indicated that additional assets should have been nonadmitted as of December 31, 1996. As discussed by the Company with the Indiana and Illinois Insurance Departments, corrections were made to affected pages of the Company's
    NAIC Annual Statement which were refiled with various state insurance departments. However, due to immateriality of the corrections in relation to the financial statements taken as a whole, the audited 1996 and 1995 statutory-basis financial statements were not corrected and re-issued.

    The Company's 1997 NAIC Annual Statement, as filed with various state insurance departments, also includes the corrected balances for 1996 and 1995. The following is a reconciliation of total admitted assets, total liabilities and capital and surplus as of December 31, 1996 as presented in the 1997 NAIC Annual Statement (as corrected) to the accompanying audited financial statements.

                                          TOTAL                    CAPITAL
                                          ADMITTED   TOTAL         AND
                                          ASSETS     LIABILITIES   SURPLUS
                                          ---------------------------------
Balance as of December 31, 1996 as
reported in the accompanying audited
financial statements                      $50,016.6   $ 48,054.0   $ 1962.6
----------------------------------------
Effect of AVR errors                             --         37.6      (37.6)
----------------------------------------
Effect of change in investment
limitations                                   (57.0)          --      (57.0)
----------------------------------------  ---------  -----------   --------
Balance as of December 31, 1996 as
reported in the 1997 NAIC Annual
Statement                                 $49,959.6   $ 48,091.6   $1,868.0
----------------------------------------  ---------  -----------   --------
                                          ---------  -----------   --------

16. IMPACT OF YEAR 2000 (UNAUDITED)
    The Year 2000 Issue is pervasive and complex and affects virtually every aspect of the Company's business. The Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners are particularly vulnerable. The inability to properly recognize date sensitive electronic information and transfer data between systems could cause errors or even a complete systems failure which would result in a temporary inability to process transactions correctly and engage in normal business

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

16. IMPACT OF YEAR 2000 (UNAUDITED) (CONTINUED) activities. The Company is redirecting a large portion of its internal information technology efforts and contracting with outside consultants to update its systems to accommodate the year 2000. Also, the Company has initiated formal communications with critical parties that interface with the Company's systems to gain an understanding of their progress in addressing Year 2000 Issues. While the Company is making every effort to address its own systems and the systems with which it interfaces, it is not possible to provide assurance that operational problems will not occur. The Company presently believes that with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the Year 2000 Issue will not pose significant operational problems for its computer systems. In addition, the Company is developing contingency plans in the event that, despite its best efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the Year 2000 Issue could have a material adverse impact on the operation of the Company's business.

    During 1997 and 1996, the Company incurred expenditures of approximately $5,500,000 ($3,600,000 after-tax) to address this issue. The Company's financial plans for 1998 through 2000 include expected expenditures of an additional $20,000,000 ($13,000,000 after-tax) on this issue. The cost of addressing Year 2000 Issues and the timeliness of completion will be closely monitored by management and are based on managements's current best estimates which were derived utilizing numerous assumptions of future events, including the continued availability of certain resources, third party modification plans and other factors. Nevertheless, there can be no guarantee that these estimated costs will be achieved and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems and other uncertainties.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (a wholly owned subsidiary of Lincoln National Corporation) as of December 31, 1997 and 1996, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Lincoln National Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

February 5, 1998

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

DECEMBER 31, 1997 (IN MILLIONS)

Investment income earned:
           Government bonds                                                                           $    52.8
           -----------------------------------------------------------------------------------------
           Other bonds (unaffiliated)                                                                   1,471.6
           -----------------------------------------------------------------------------------------
           Preferred stocks (unaffiliated)                                                                 23.5
           -----------------------------------------------------------------------------------------
           Common stocks (unaffiliated)                                                                     8.3
           -----------------------------------------------------------------------------------------
           Common stocks of affiliates                                                                     15.0
           -----------------------------------------------------------------------------------------
           Mortgage loans                                                                                 257.2
           -----------------------------------------------------------------------------------------
           Real estate                                                                                     92.2
           -----------------------------------------------------------------------------------------
           Premium notes, policy loans and liens                                                           37.5
           -----------------------------------------------------------------------------------------
           Cash on hand and on deposit                                                                      1.0
           -----------------------------------------------------------------------------------------
           Short-term investments                                                                          69.3
           -----------------------------------------------------------------------------------------
           Other invested assets                                                                           21.9
           -----------------------------------------------------------------------------------------
           Derivative instruments                                                                         (10.0)
           -----------------------------------------------------------------------------------------
           Aggregate write-ins for investment income                                                       16.3
           -----------------------------------------------------------------------------------------  ---------
Gross investment income                                                                               $ 2,056.6
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Real estate owned (cost, less encumbrances)                                                           $   585.2
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Mortgage loans (unpaid balance):
           Farm mortgages                                                                             $     0.1
           -----------------------------------------------------------------------------------------
           Residential mortgages                                                                            3.1
           -----------------------------------------------------------------------------------------
           Commercial mortgages                                                                         3,009.5
           -----------------------------------------------------------------------------------------  ---------
Total mortgage loans                                                                                  $ 3,012.7
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

Mortgage loans by standing (unpaid balance):
           Good standing                                                                              $ 2,974.1
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Good standing with restructured terms                                                      $    38.5
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Interest overdue more than three months, not in foreclosure                                $      --
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
           Foreclosure in process                                                                     $     0.1
           -----------------------------------------------------------------------------------------  ---------
                                                                                                      ---------
Other long-term assets (statement value)                                                              $   281.5
----------------------------------------------------------------------------------------------------  ---------
                                                                                                      ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 1997 (IN MILLIONS)

Bonds and stocks of parent, subsidiaries and affiliates (cost):
    Common stocks of subsidiaries                                                                $   466.2
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Bonds and short-term investments by class and maturity:
  Bonds by maturity (statement value):
    Due within one year or less                                                                  $ 3,140.1
     ------------------------------------------------------------------------------------------
    Over 1 year through 5 years                                                                    5,182.8
     ------------------------------------------------------------------------------------------
    Over 5 years through 10 years                                                                  5,772.8
     ------------------------------------------------------------------------------------------
    Over 10 years through 20 years                                                                 3,275.3
     ------------------------------------------------------------------------------------------
    Over 20 years                                                                                  3,270.6
     ------------------------------------------------------------------------------------------  ---------
  Total by maturity                                                                              $20,641.6
   --------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
  Bonds by class (statement value):
    Class 1                                                                                      $13,879.0
     ------------------------------------------------------------------------------------------
    Class 2                                                                                        5,215.6
     ------------------------------------------------------------------------------------------
    Class 3                                                                                          848.0
     ------------------------------------------------------------------------------------------
    Class 4                                                                                          668.8
     ------------------------------------------------------------------------------------------
    Class 5                                                                                           23.6
     ------------------------------------------------------------------------------------------
    Class 6                                                                                            6.6
     ------------------------------------------------------------------------------------------  ---------
  Total by class                                                                                 $20,641.6
   --------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Total bonds publicly traded                                                                      $16,457.1
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Total bonds privately placed                                                                     $ 4,184.5
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Preferred stocks (statement value)                                                               $   257.3
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Unaffiliated common stocks (market value)                                                        $   436.0
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Short-term investments (cost or amortized cost)                                                  $ 2,080.9
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Financial options and caps owned (statement value)                                               $    20.8
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Financial options and caps written (statement value)                                             $      --
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Swap and forward agreements open (statement value)                                               $     5.4
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Futures contracts open (current value)                                                           $      --
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Cash on deposit                                                                                  $    52.1
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

Life insurance in-force:
    Ordinary                                                                                     $   108.6
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group life                                                                                   $    31.2
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA (CONTINUED)

DECEMBER 31, 1997 (IN MILLIONS)

Amount of accidental death insurance in-force under ordinary policies                            $     5.3
-----------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Life insurance policies with disability provisions in-force:
    Ordinary                                                                                     $     5.5
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group life                                                                                   $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Supplementary contracts in-force:
    Ordinary -- not involving life contingencies:
      Amount on deposit                                                                          $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Income payable                                                                             $     0.8
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Ordinary -- involving life contingencies:
      Income payable                                                                             $     3.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group -- not involving life contingencies:
      Income payable                                                                             $     1.1
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group -- involving life contingencies:
      Income payable                                                                             $      --
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Annuities:
    Ordinary:
      Immediate -- amount of income payable                                                      $    71.8
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Deferred -- fully paid account balance                                                     $     0.7
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Deferred -- not fully paid account balance                                                 $   264.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group:
      Amount of income payable                                                                   $     0.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Fully paid account balance                                                                 $     0.1
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
      Not fully paid account balance                                                             $    72.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Accident and health insurance -- premiums in-force:
    Ordinary                                                                                     $   166.0
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Group                                                                                        $    77.7
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
Deposit funds and dividend accumulations:
    Deposit funds account balance                                                                $16,507.3
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------
    Dividend accumulations -- account balance                                                    $   114.4
     ------------------------------------------------------------------------------------------  ---------
                                                                                                 ---------

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTE TO SUPPLEMENTAL SCHEDULE OF SELECTED
STATUTORY-BASIS FINANCIAL DATA

NOTE -- BASIS OF PRESENTATION

The accompanying schedule presents selected statutory-basis financial data as of December 31, 1997 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General Section of the National Association of Insurance Commissioners' Annual Statement Instructions and agrees to or is included in the amounts reported in The Lincoln National Life Insurance Company's 1997 Statutory Annual Statement as filed with the Indiana Department of Insurance.

REPORT OF INDEPENDENT AUDITORS ON
OTHER FINANCIAL INFORMATION

Board of Directors
The Lincoln National Life Insurance Company

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory basis financial data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory-basis financial statements taken as a whole.

February 5, 1998

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

  (a) List of Financial Statements

      1. Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.

      2. Part B The following Financial Statements for the Variable Account are included in Part B of this Registration Statement.

         Statement of Net Assets -- December 31, 1997
         Statement of Operations -- Year ended December 31, 1997
         Statement of Changes in Net Assets -- Years ended December 31, 1997 and 1996
         Notes to Financial Statements -- December 31, 1997
         Report of Ernst & Young LLP, Independent Auditors

      3. Part B The following Statutory Financial Statements and Schedules of Lincoln National Life Insurance Company are included in the SAI:


         Balance Sheets--Years ended December 31, 1997 and 1996
         Statements of Income--Years ended December 31, 1997, 1996 and 1995 Statements of Capital and Surplus--Years ended December 31, 1997, 1996, and 1995
         Notes to Financial Statements--December 31, 1997
         Supplemental Schedule of Selected Statutory Basis Financial Data--December 31, 1997
         Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits

(1) Resolutions of the Board of Directors of the Lincoln National Life Insurance Company establishing Separate Account H are incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

(2)    None.

(3)(a) Underwriting Agreement incorporated by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.


(3)(b) Amendment to Underwriting Agreement.

(3)(c) Selling Group Agreement

(4) Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(5) Application incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(6) Articles of Incorporation and Bylaws of the Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

(7)    Not applicable.


(8) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement on Form S-6 (333-40745) filed on November 21, 1997.

(8)(a) Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(8)(b) Amendment to Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(8)(c) Amendment to Indemnification Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(9) Opinion and consent of Jeremy Sachs, Senior Counsel, Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(10)   Consent of auditors.

(11)   Not applicable.

(12)   Not applicable.


(13) Schedule for computation for performance quotations incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(14)   Other Exhibits:
                (a)  Organizational Chart of the Lincoln National Insurance
                      Holding Company System
                (b)  Books and Records Report.



Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                  Positions and Offices with LNL
----                  ------------------------------

Gabriel L. Shaheen*      President, Chief Executive Officer and Director

Jon A. Boscia**          Director

Carolyn P. Brody*        Vice President

Thomas L. Clagg*         Vice President and Associate General Counsel

Kelly D. Clevenger*      Vice President

Jeffrey K. Dellinger*    Vice President


John H. Gotta****        Senior Vice President

Jack D. Hunter*          Executive Vice President and General Counsel

Donald E. Keller*        Vice President

Stephen H. Lewis*        Senior Vice President

H. Thomas McMeekin**     Director

Reed P. Miller*          Vice President

Ian M. Rolland**         Director

Lawrence T. Rowland ***  Executive Vice President and Director


Keith J. Ryan*           Senior Vice President, Chief Financial Officer and
                         Assistant Treasurer

Richard C. Vaughan**     Director

Roy V. Washington*       Vice President and Chief Compliance Officer

Janet C. Whitney**       Vice President and Treasurer

C. Suzanne Womack**      Secretary and Assistant Vice President


*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802.
**Principal business address is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.
***Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort Wayne, Indiana 46804.
****Principal business address is 900 Cottage Grove Road, Bloomfield, CT 06152-2321.

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 14(b): Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS


     As of January 31, 1998, there were 247,422 (variable and fixed) Contract Owners under Account H.

Item 28.                         Indemnification

     See prior filings.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

     (b)              (1)                                       (2)
        Name and Principal                      Positions and Offices
         Business Address                        with Underwriter
        ------------------                      ---------------------

        David L. Abzug                          Regional Vice President
        27304 Park Vista Road
        Van Nuys, CA 91301

        John A. Agar                            Regional Vice President
        1501 N. University Drive, Suite 227A
        Little Rock, AR 72207

   Robert B. Aprison                   Vice President
   2983 Bryn Wood Drive
   Madison, WI  53711

S  Richard Armstrong                   Assistant Vice President

L  William W. Bagnard                  Vice President

   Steven L. Barnes                    Senior Vice President
   8000 Town Line Avenue South
   Suite 204
   Minneapolis, MN  55438

B  Carl R. Bauer                       Assistant Vice President

   Michelle A. Bergeron                Vice President
   4160 Gateswalk Drive
   Smyrna, GA 30080

   Joseph T. Blair                     Senior Vice President
   27 Drumlin Road
   West Simsbury, CT 06092

(b)                 (1)                               (2)
     Name and Principal               Positions and Offices
     Business Address                 with Underwriter
     ------------------               ---------------------

     John A. Blanchard                Regional Vice President
     6421 Aberdeen Road
     Mission Hills, KS 66208

     Ian B. Bodell                    Senior Vice President
     P.O. Box 1665
     Brentwood, TN 37024-1655

     Michael L. Brethower             Vice President
     2320 North Austin Avenue
     Georgetown, TX  78628

     C. Alan Brown                    Regional Vice President
     4129 Laclede Avenue
     St. Louis, MO  63108

L    Daniel C. Brown                  Sr. Vice President

H    J. Peter Burns                   Vice President

     Brian C. Casey                   Regional Vice President
     9508 Cable Drive
     Kensington, MD 20895

     Victor C. Cassato                        Senior Vice President
     609 W. Littleton Blvd., Suite 310
     Littleton, CO 80120

     Christopher J. Cassin                    Senior Vice President
     111 W. Chicago Avenue, Suite G3
     Hinsdale, IL 60521

     Denise M. Cassin                         Vice President
     1301 Stoney Creek Drive
     San Ramon, CA 94538

L    Larry P. Clemmensen                      Director

L    Kevin G. Clifford                        Director, President

     Ruth M. Collier                          Vice President
     145 West 67th Street, Suite #12K
     New York, NY  10023

S    David Coolbaugh                          Assistant Vice President

(b)                (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ---------------------        ---------------------

     Thomas E. Cournoyer          Vice President
     2333 Granada Boulevard
     Coral Gables, FL 33134

     Douglas A. Critchell         Senior Vice President
     4116 Woodbine St.
     Chevy Chase, MD 20815

L    Carl D. Cutting              Vice President

     Dan J. Delianedis            Regional Vice President
     8689 Braxton Drive
     Eden Prairie, MN 55347

     Michael A. Dilella           Vice President
     P.O. Box 661
     Ramsey, NJ 07446

     G. Michael Dill              Senior Vice President
     505 E. Main Street
     Jenks, OK 74037

     Kirk D. Dodge                            Senior Vice President
     633 Menlo Avenue, Suite 210
     Menlo Park, CA 94025

     Peter Doran                              Senior Vice President
     1205 Franklin Avenue
     Garden City, NY 11530

L    Michael J. Downer                        Secretary

     Robart W. Durbin                         Vice President
     74 Sunny Lane
     Tiffin, OH 44883

I    Lloyd G. Edwards                         Senior Vice President

L    Paul H. Fieberg                          Sr. Vice President

     John R. Fodor                            Vice President
     15 Latisquama Road
     Southborough, MA 01772

(b)               (1)                                     (2)
   Name and Principal                   Positions and Offices
    Business Address                     with Underwriter
   ------------------                  ----------------------

L  Mark P. Freeman, Jr.                Director


   Clyde E. Gardner                    Vice President
   Route 2, Box 3162
   Osage Beach, MO 65065

B  Evelyn K. Glassford                 Vice President


   Jeffrey J. Greiner                  Vice President
   12210 Taylor Road
   Plain City, OH 43064

L  Paul G. Haaga, Jr.                  Director


B  Mariellen Hamann                    Assistant Vice President


   David E. Harper                     Vice President
   R.D. 1, Box 210, Rte 519
   Frenchtown, NJ 08825


   Ronald R. Hulsey                    Regional Vice President
   6744 Avalon
   Dallas, TX 75214


   Robert S. Irish                     Regional Vice President
   1225 Vista Del Mar Drive
   Delray Beach, FL 33483


L  Robert L. Johansen                  Vice President, Controller


   Michael J. Johnston                 Director
   630 Fifth Ave., 36th Floor
   New York, NY 10111-0121


B  Damien M. Jordan                    Vice President


   V. John Kriss                       Vice President
   P.O. Box 274
   Surfside, CA 90743


   Arthur J. Levine                    Vice President
   12558 Highlands Place
   Fishers, IN  46038

(b)                (1)                                    (2)
    Name and Principal                  Positions and Offices
     Business Address                      with Underwriter
    ------------------                  ---------------------

B   Karl A. Lewis                       Assistant Vice President


    T. Blake Liberty                    Regional Vice President
    5506 East Mineral Lane
    Littleton, CO 80122


L   Lorin E. Liesy                      Assistant Vice President

L   Susan G. Lindgren                   Vice President - Institutional
                                        Investment Services Division


S   Stella Lopez                        Vice President


LW  Robert W. Lovelace                  Director


    Stephen A. Malbasa                  Vice President
    13405 Lake Shore Blvd.
    Cleveland, OH 44110


    Steven M. Markel                    Senior Vice President
    5241 South Race Street
    Littleton, CO 80121


L   John C. Massar                      Director, Senior Vice President


L   E. Lee McClennahan                  Senior Vice President


L   Jamie R. McCrary                    Assistant Vice President


S   John V. McLaughlin                  Senior Vice President


    Terry W. McNabb                     Vice President
    2002 Barrett Station Road
    St. Louis, MO  63131


L   R. William Mellnat                  Vice President-Institutional
                                        Investment Services Division


    David R. Murray                     Vice President
    60 Briant Avenue
    Sudbury, MA  01776


    Stephen S. Nelson                   Vice President
    P.O. Box 470528
    Charlotte, NC 28247-0528

(b)               (1)                                (2)
   Name and Principal                Positions and Offices
    Business Address                  with Underwriter
   ------------------                ---------------------

   William E. Noe                    Regional Vice President
   304 River Oaks Road
   Brentwood, TN 37207


   Peter A. Nyhus                    Regional Vice President
   3084 Wilds Ridge Court
   Prior Lake, MN 55372


   Eric P. Olson                     Regional Vice President
   62 Park Drive
   Glenview, IL 60025


   Fredric Phillips                  Vice President
   32 Ridge Avenue
   Newton Centre, MA 02159



B  Candance D. Pilgrim               Assistant Vice President


   Carl S. Platou                    Regional Vice President
   4021 96th Avenue, SE
   Mercer Island, WA 98040


L  John O. Post, Jr.                 Vice President


S  Richard P. Prior                  Assistant Vice President



   Steven J. Reitman                 Vice President
   212 The Lane
   Hinsdale, IL 60521


   Brian A. Roberts                  Vice President
   12025 Delmahoy Drive
   Charlotte, NC 28277


   George S. Ross                    Senior Vice President
   55 Madison Avenue
   Morristown, NJ 07962


L  Julie D. Roth                     Vice President


L  James F. Rothenberg               Director



   Douglas F. Rowe                   Regional Vice President
   30008 Oakland Hills Drive
   Georgetown, TX 78628

(b)               (1)                                (2)
   Name and Principal                 Positions and Offices
    Business Address                    with Underwriter
   ------------------                 ---------------------


   Christopher Rowey                  Regional Vice President
   9417 Beverlywood Street
   Los Angeles, CA 90034


   Dean B. Rydquist                   Vice President
   1080 Bay Pointe Crossing
   Alpharetta, GA 30202


   Richard R. Samson                  Vice President
   4604 Glencoe Avenue, No. 4
   Marina del Rey, CA 90292


   Joe D. Scarpitti                   Regional Vice President
   31465 St. Andrews
   Westlake, OH  44145


L  Daniel B. Seivert                  Assistant Vice President


L  R. Michael Shanahan                Director


   David W. Short                     Chairman of the Board
   Suite 212, 1000 RIDC Plaza
   Pittsburgh, PA 15238-2941


   William P. Simon, Jr.              Senior Vice President
   554 Canterbury Lane
   Berwyn, PA 19312


L  John C. Smith                      Vice President-
                                      Institutional Investment
                                      Services Division

L  Mary E. Smith                      Vice President-
                                      Institutional Investment
                                      Services Division


   Rodney G. Smith                    Vice President
   100 N. Central Expressway, Suite 1214
   Richardson, TX 75080


   Nicholas D. Spadaccini             Regional Vice President
   855 Markley Woods Way
   Cincinnati, OH  45230


L  Kristen J. Spazafumo               Assistant Vice President

(b)               (1)                                  (2)
   Name and Principal                Positions and Offices
    Business Address                   with Underwriter
   ------------------                ---------------------

   Daniel S. Spradling               Senior Vice President
   #4 West Fourth Avenue, Suite 406
   San Mateo, CA 94402


B  Max D. Stites                     Vice President


   Thomas A. Stout                   Regional Vice President
   12913 Kendale Lane
   Bowie, MD 20715


   Craig R. Strauser                 Regional Vice President
   3 Dover Way
   Lake Oswego, OR 97034


   Francis N. Strazzeri              Vice President
   31641 Saddletree Drive
   Westlake Village, CA 91361


L  Drew Taylor                       Assistant Vice President


S  James P. Toomey                   Vice President


I  Christopher E. Trede              Vice President



   George F. Truesdail               Vice President
   400 Abbotsford Court
   Charlotte, NC 28270


   Scott W. Ursin-Smith              Regional Vice President
   60 Reedland Woods Way
   Tiburon, CA 94920


H  Andrew J. Ward                    Vice President


L  David M. Ward                     Vice President-
                                     Institutional Investment
                                     Services Division


   Thomas E. Warren                  Regional Vice President
   1701 Starling Drive
   Sarasota, FL 34231



L  J. Kelly Webb Sr.                 Senior Vice President, Treasurer


(b)                 (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ------------------           ---------------------

     Gregory J. Weimer            Vice President
     125 Surrey Drive
     Canonsburg, PA 15317

B    Timothy W. Weiss             Director

     N. Dexter Williams           Senior Vice President
     25 Whitside Court
     Danville, CA 94526

     Timothy J. Wilson            Regional Vice President
     113 Farmview Place
     Venetia, PA 15367

B    Laura L. Wimberly            Vice President

H    Marshall D. Wingo Sr.        Director, Senior Vice President

L    Robert L. Winston            Director, Sr. Vice President

     Laurie B. Wood               Regional Vice President
     3500 West Camino de Urania
     Tucson, AZ 85741

     William R. Yost              Regional Vice President
     9320 Overlook Trail
     Eden Prairie, MN 55347

     Janet M. Young               Regional Vice President
     1616 Vermont
     Houston, TX 77006

     Scott D. Zambon              Regional Vice President
     320 Robinson Drive
     Tustin Ranch, CA 92782

-------------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 8000 IH-10, Suite 1400, San Antonio, TX 78230
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

Item 32
-------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                  SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne and the State of Indiana on this 27th day of March, 1998.


                                       LINCOLN NATIONAL VARIABLE ANNUITY
                                       ACCOUNT H (Registrant)


                                       By: /s/ Stephen H. Lewis*
                                           -------------------------------------
                                           Stephen H. Lewis
                                           (Signature-Officer of Depositor)
                                           Senior Vice President, LNL
                                           (Title)


                                       By: THE LINCOLN NATIONAL LIFE
                                           INSURANCE COMPANY
                                           (Depositor)

                                       By: /s/ Gabriel L. Shaheen*
                                           -------------------------------------
                                           Gabriel L. Shaheen
                                           President
                                           (Title)

     (b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                     Title                          Date
---------                     -----                          ----
/s/ Gabriel L. Shaheen        President, Chief Executive     March 27, 1998*
----------------------        Officer & Director
Gabriel L. Shaheen            (Principal Executive
                              Officer)

                              Executive Vice President,            __, 1998
----------------------        General Counsel and Director
Jack D. Hunter


----------------------        Executive Vice President             __, 1998
Lawrence T. Rowland           and Director


/s/ Keith J. Ryan             Senior Vice President, Chief   March 27, 1998*
----------------------        Financial Officer and Assistant
Keith J. Ryan                 Treasurer (Principal Accounting
                              Officer and Principal Financial
                              Officer)

/s/ Ian M. Rolland                                           March 27, 1998*
----------------------        Director
Ian M. Rolland

/s/ Jon A. Boscia
----------------------        Director                       March 27, 1998*
Jon A. Boscia

/s/ H. Thomas McMeekin
----------------------        Director                       March 27, 1998*
H. Thomas McMeekin

/s/ Richard C. Vaughan        Director                       March 27, 1998*
----------------------
Richard C. Vaughan